UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
2,359	*	American Axle & Manufacturing Holdings, Inc	$61
9,927		BorgWarner, Inc	600
1,988		Cooper Tire & Rubber Co	85
605	*	Cooper-Standard Holding, Inc	36
6,736		Dana Holding Corp	142
1,200	*,e	Dorman Products, Inc	60
1,013		Drew Industries, Inc	62
1,256	*	Federal Mogul Corp (Class A)	17
165,657		Ford Motor Co	2,674
520	*	Fox Factory Holding Corp	8
735	*	Fuel Systems Solutions, Inc	8
68,287		General Motors Co	2,561
11,918		Gentex Corp	218
1,535	*	Gentherm, Inc	77
10,982		Goodyear Tire & Rubber Co	297
9,337		Harley-Davidson, Inc	567
28,456		Johnson Controls, Inc	1,435
3,380		Lear Corp	375
2,342	*	Modine Manufacturing Co	31
670	*	Motorcar Parts of America, Inc	19
1,304		Remy International, Inc	29
357	*	Shiloh Industries, Inc	5
1,983		Spartan Motors, Inc	10
909		Standard Motor Products, Inc	38
1,336	*	Stoneridge, Inc	15
157		Strattec Security Corp	12
1,205		Superior Industries International, Inc	23
2,399	*	Tenneco, Inc	138
4,110	*,e	Tesla Motors, Inc	776
2,018		Thor Industries, Inc	128
897	*	Tower International, Inc	24
4,692	*	TRW Automotive Holdings Corp	492
1,736	*	Visteon Corp	167
1,327	e	Winnebago Industries, Inc	28

		TOTAL AUTOMOBILES & COMPONENTS	11,218

BANKS - 5.8%
810		1st Source Corp	26
374		American National Bankshares, Inc	8
1,244		Ameris Bancorp	33
387		Ames National Corp	10
1,475		Apollo Residential Mortgage	24
608		Arrow Financial Corp	17
7,538		Associated Banc-Corp	140
4,208		Astoria Financial Corp	54
1,300		Banc of California, Inc	16
333		Bancfirst Corp	20
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	50
4,426		Bancorpsouth, Inc	103
2,688		Bank Mutual Corp	20
449,602		Bank of America Corp	6,919
1,629	e	Bank of Hawaii Corp	100
291		Bank of Kentucky Financial Corp	14
288		Bank of Marin Bancorp	15
3,526		Bank of the Ozarks, Inc	130

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,044		BankFinancial Corp	$14
4,051		BankUnited	133
824		Banner Corp	38
30,645		BB&T Corp	1,195
3,505		BBCN Bancorp, Inc	51
316	*,e	BBX Capital Corp	6
1,424	*	Beneficial Bancorp, Inc	16
1,072		Berkshire Hills Bancorp, Inc	30
1,165	*	Blue Hills Bancorp, Inc	15
812		BNC Bancorp	15
559	*	BofI Holding, Inc	52
900		BOK Financial Corp	55
3,543		Boston Private Financial Holdings, Inc	43
354		Bridge Bancorp, Inc	9
475	*	Bridge Capital Holdings	12
3,533		Brookline Bancorp, Inc	36
630		Bryn Mawr Bank Corp	19
460		Camden National Corp	18
1,121	*	Capital Bank Financial Corp	31
831		Capital City Bank Group, Inc	14
5,890		Capitol Federal Financial	74
1,503		Cardinal Financial Corp	30
1,376	*	Cascade Bancorp	7
3,338		Cathay General Bancorp	95
1,148		Centerstate Banks of Florida, Inc	14
987		Central Pacific Financial Corp	23
152		Century Bancorp, Inc	6
1,050		Charter Financial Corp	12
747		Chemical Financial Corp	23
7,666		CIT Group, Inc	346
128,662		Citigroup, Inc	6,629
533		Citizens & Northern Corp	11
6,367		Citizens Financial Group, Inc	154
140	e	City Holding Co	7
1,876		City National Corp	167
856		Clifton Bancorp, Inc	12
498		CNB Financial Corp	8
1,740		CoBiz, Inc	21
2,323		Columbia Banking System, Inc	67
7,893		Comerica, Inc	356
3,305		Commerce Bancshares, Inc	140
1,740		Community Bank System, Inc	62
406		Community Trust Bancorp, Inc	13
449	*	CommunityOne Bancorp	4
1,146		ConnectOne Bancorp, Inc	22
411	*	CU Bancorp	9
2,022		Cullen/Frost Bankers, Inc	140
1,005	*	Customers Bancorp, Inc	24
4,428		CVB Financial Corp	71
1,609		Dime Community Bancshares	26
946	*	Eagle Bancorp, Inc	36
6,300		East West Bancorp, Inc	255
301		Enterprise Bancorp, Inc	6
828		Enterprise Financial Services Corp	17
1,839	*	Essent Group Ltd	44
3,701		EverBank Financial Corp	67
384		Federal Agricultural Mortgage Corp (Class C)	11
470		Fidelity Southern Corp	8
35,561		Fifth Third Bancorp	670
664		Financial Institutions, Inc	15
720		First Bancorp (NC)	13
4,520	*	First Bancorp (Puerto Rico)	28
498		First Bancorp, Inc	9
3,831		First Busey Corp	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

180		First Business Financial Services, Inc	$8
355		First Citizens Bancshares, Inc (Class A)	92
4,700		First Commonwealth Financial Corp	42
680		First Community Bancshares, Inc	12
886		First Connecticut Bancorp	14
510		First Defiance Financial Corp	17
2,653		First Financial Bancorp	47
2,876	e	First Financial Bankshares, Inc	79
590		First Financial Corp	21
814		First Financial Northwest, Inc	10
10,417		First Horizon National Corp	149
654		First Interstate Bancsystem, Inc	18
1,580		First Merchants Corp	37
3,929		First Midwest Bancorp, Inc	68
670	*	First NBC Bank Holding Co	22
15,757		First Niagara Financial Group, Inc	139
432		First of Long Island Corp	11
5,671		First Republic Bank	324
6,780		FirstMerit Corp	129
890	*	Flagstar Bancorp, Inc	13
1,327		Flushing Financial Corp	27
7,364		FNB Corp	97
752		Fox Chase Bancorp, Inc	13
8,756		Fulton Financial Corp	108
602		German American Bancorp, Inc	18
3,468		Glacier Bancorp, Inc	87
500		Great Southern Bancorp, Inc	20
564		Great Western Bancorp, Inc	12
710		Guaranty Bancorp	12
3,896		Hancock Holding Co	116
1,525		Hanmi Financial Corp	32
928		Heartland Financial USA, Inc	30
1,007		Heritage Commerce Corp	9
1,277		Heritage Financial Corp	22
917		Heritage Oaks Bancorp	8
3,399	*	Hilltop Holdings, Inc	66
2,256		Home Bancshares, Inc	76
3,132	e	Home Loan Servicing Solutions Ltd	52
444		HomeStreet, Inc	8
980	*	HomeTrust Bancshares, Inc	16
259		Horizon Bancorp	6
21,794		Hudson City Bancorp, Inc	228
754		Hudson Valley Holding Corp	19
35,887		Huntington Bancshares, Inc	397
1,370		IBERIABANK Corp	86
1,031		Independent Bank Corp (MA)	45
1,023		Independent Bank Corp (MI)	13
406		Independent Bank Group, Inc	16
2,385		International Bancshares Corp	62
15,576		Investors Bancorp, Inc	183
161,352		JPMorgan Chase & Co	9,775
638	*	Kearny Financial Corp	9
38,977		Keycorp	552
890	*	Ladder Capital Corp	16
1,185		Lakeland Bancorp, Inc	14
734		Lakeland Financial Corp	30
1,734		LegacyTexas Financial Group, Inc	39
286	*	LendingTree, Inc	16
5,578		M&T Bank Corp	708
1,090		Macatawa Bank Corp	6
731		MainSource Financial Group, Inc	14
3,188		MB Financial, Inc	100
724		Mercantile Bank Corp	14
273		Merchants Bancshares, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

609	*	Meridian Bancorp, Inc	$8
241		Meta Financial Group, Inc	10
14,797	*	MGIC Investment Corp	142
265		Midsouth Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	10
2,387		National Bank Holdings Corp	45
357		National Bankshares, Inc	11
6,208		National Penn Bancshares, Inc	67
928	*	Nationstar Mortgage Holdings, Inc	23
1,992		NBT Bancorp, Inc	50
17,939	e	New York Community Bancorp, Inc	300
1,173		NewBridge Bancorp	10
2,265	*	NMI Holdings, Inc	17
2,646		Northfield Bancorp, Inc	39
302		Northrim BanCorp, Inc	7
4,319		Northwest Bancshares, Inc	51
741		OceanFirst Financial Corp	13
3,140	*,e	Ocwen Financial Corp	26
2,272		OFG Bancorp	37
343		Old Line Bancshares, Inc	5
4,647		Old National Bancorp	66
232		Opus Bank	7
2,090		Oritani Financial Corp	30
991		Pacific Continental Corp	13
726	*	Pacific Premier Bancorp, Inc	12
4,503		PacWest Bancorp	211
529	e	Park National Corp	45
1,481		Park Sterling Bank	11
534		Peapack Gladstone Financial Corp	12
221		Penns Woods Bancorp, Inc	11
720		Pennsylvania Commerce Bancorp, Inc	20
575	*	PennyMac Financial Services, Inc	10
595		Peoples Bancorp, Inc	14
333	e	Peoples Financial Services Corp	15
12,770		People’s United Financial, Inc	194
1,766		Pinnacle Financial Partners, Inc	79
22,619		PNC Financial Services Group, Inc	2,109
4,451	*	Popular, Inc	153
564		Preferred Bank	15
3,026		PrivateBancorp, Inc	106
3,092		Prosperity Bancshares, Inc	162
2,748		Provident Financial Services, Inc	51
8,440	e	Radian Group, Inc	142
60,185		Regions Financial Corp	569
1,263		Renasant Corp	38
612		Republic Bancorp, Inc (Class A)	15
1,454	*,e	Republic First Bancorp, Inc	5
1,211		S&T Bancorp, Inc	34
1,250		Sandy Spring Bancorp, Inc	33
735	*	Seacoast Banking Corp of Florida	10
370		Sierra Bancorp	6
2,150	*	Signature Bank	279
905		Simmons First National Corp (Class A)	41
1,104		South State Corp	76
446		Southside Bancshares, Inc	13
740		Southwest Bancorp, Inc	13
1,614		State Bank & Trust Co	34
4,266		Sterling Bancorp/DE	57
615		Stock Yards Bancorp, Inc	21
443		Stonegate Bank	13
601	*,e	Stonegate Mortgage Corp	7
513		Suffolk Bancorp	12
385	*	Sun Bancorp, Inc	7
22,497		SunTrust Banks, Inc	924

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,530		Susquehanna Bancshares, Inc	$117
2,067	*	SVB Financial Group	263
5,186		Synovus Financial Corp	145
774		Talmer Bancorp Inc	12
7,501		TCF Financial Corp	118
700		Territorial Bancorp, Inc	17
1,877	*	Texas Capital Bancshares, Inc	91
3,346		TFS Financial Corp	49
1,514	*	The Bancorp, Inc	14
664		Tompkins Trustco, Inc	36
2,219	e	TowneBank	36
726		Trico Bancshares	18
943	*	Tristate Capital Holdings, Inc	10
5,202		Trustco Bank Corp NY	36
3,090		Trustmark Corp	75
1,665		UMB Financial Corp	88
8,434		Umpqua Holdings Corp	145
2,125		Union Bankshares Corp	47
2,963	e	United Bankshares, Inc	111
2,012		United Community Banks, Inc	38
1,829		United Community Financial Corp	10
2,342		United Financial Bancorp, Inc (New)	29
792		Univest Corp of Pennsylvania	16
73,117		US Bancorp	3,193
10,196		Valley National Bancorp	96
568	*	Walker & Dunlop, Inc	10
4,118		Washington Federal, Inc	90
881		Washington Trust Bancorp, Inc	34
1,507		Waterstone Financial, Inc	19
4,133		Webster Financial Corp	153
203,372		Wells Fargo & Co	11,063
1,549		WesBanco, Inc	50
746		West Bancorporation, Inc	15
1,162		Westamerica Bancorporation	50
3,370	*	Western Alliance Bancorp	100
2,922		Wilshire Bancorp, Inc	29
2,058		Wintrust Financial Corp	98
320		WSFS Financial Corp	24
965	*	Yadkin Financial Corp	20
8,430		Zions Bancorporation	228

		TOTAL BANKS	57,079

CAPITAL GOODS - 7.7%
27,982		3M Co	4,616
3,330		A.O. Smith Corp	219
1,914		Aaon, Inc	47
1,829		AAR Corp	56
2,045	*	Accuride Corp	10
2,508		Actuant Corp (Class A)	60
1,904		Acuity Brands, Inc	320
880		Advanced Drainage Systems, Inc	26
6,576	*	Aecom Technology Corp	203
1,808	*	Aegion Corp	33
831	*	Aerovironment, Inc	22
3,786	e	AGCO Corp	180
4,494		Air Lease Corp	170
2,801		Aircastle Ltd	63
374		Alamo Group, Inc	24
1,351		Albany International Corp (Class A)	54
4,113		Allegion plc	252
5,956		Allison Transmission Holdings, Inc	190
1,234		Altra Holdings, Inc	34
909	*	Ameresco, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

440	e	American Railcar Industries, Inc	$22
373		American Science & Engineering, Inc	18
475	*	American Woodmark Corp	26
10,272		Ametek, Inc	540
1,353		Apogee Enterprises, Inc	58
1,512		Applied Industrial Technologies, Inc	69
420		Argan, Inc	15
1,962	*	Armstrong World Industries, Inc	113
4,418	*	ArvinMeritor, Inc	56
729		Astec Industries, Inc	31
697	*	Astronics Corp	51
1,128		AZZ, Inc	53
4,672		Babcock & Wilcox Co	150
2,453		Barnes Group, Inc	99
4,244		BE Aerospace, Inc	270
2,092	*	Beacon Roofing Supply, Inc	65
2,508	*	Blount International, Inc	32
31,219		Boeing Co	4,685
2,200		Briggs & Stratton Corp	45
2,524	*	Builders FirstSource, Inc	17
793	*	CAI International, Inc	19
12,740	*,e	Capstone Turbine Corp	8
2,830		Carlisle Cos, Inc	262
26,635		Caterpillar, Inc	2,132
1,009	*	Chart Industries, Inc	35
4,350	e	Chicago Bridge & Iron Co NV	214
839		CIRCOR International, Inc	46
1,948		Clarcor, Inc	129
4,213	*	Colfax Corp	201
1,162		Columbus McKinnon Corp	31
1,853		Comfort Systems USA, Inc	39
1,268	*	Commercial Vehicle Group, Inc	8
535	*	Continental Building Products Inc	12
2,014		Crane Co	126
916		Cubic Corp	47
7,839		Cummins, Inc	1,087
2,140		Curtiss-Wright Corp	158
26,027		Danaher Corp	2,210
14,523		Deere & Co	1,274
3,419	*	DigitalGlobe, Inc	116
5,796		Donaldson Co, Inc	219
932		Douglas Dynamics, Inc	21
7,080		Dover Corp	489
485	*	Ducommun, Inc	13
567	*	DXP Enterprises, Inc	25
1,512	*	Dycom Industries, Inc	74
757		Dynamic Materials Corp	10
20,267		Eaton Corp	1,377
2,978		EMCOR Group, Inc	138
29,985		Emerson Electric Co	1,698
840		Encore Wire Corp	32
1,511	*,e	Energy Recovery, Inc	4
1,774		EnerSys	114
788		Engility Holdings, Inc	24
711	*,e	Enphase Energy, Inc	9
1,003		EnPro Industries, Inc	66
1,174		ESCO Technologies, Inc	46
1,364	*	Esterline Technologies Corp	156
8,194		Exelis, Inc	200
12,722	e	Fastenal Co	527
3,085		Federal Signal Corp	49
6,067		Flowserve Corp	343
6,332		Fluor Corp	362
7,322		Fortune Brands Home & Security, Inc	348

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,155		Franklin Electric Co, Inc	$82
635		Freightcar America, Inc	20
7,600	*,e	FuelCell Energy, Inc	9
2,145	*	Furmanite Corp	17
2,036		GATX Corp	118
2,932	*,e	GenCorp, Inc	68
2,968	e	Generac Holdings, Inc	145
2,068		General Cable Corp	36
13,003		General Dynamics Corp	1,765
427,592		General Electric Co	10,608
1,594	*	Gibraltar Industries, Inc	26
966		Global Brass & Copper Holdings, Inc	15
809		Global Power Equipment Group, Inc	11
993		Gorman-Rupp Co	30
2,678		Graco, Inc	193
4,898	*	GrafTech International Ltd	19
470		Graham Corp	11
1,832		Granite Construction, Inc	64
3,079	*	Great Lakes Dredge & Dock Corp	18
1,226	e	Greenbrier Cos, Inc	71
2,067		Griffon Corp	36
1,293		H&E Equipment Services, Inc	32
3,556		Harsco Corp	61
4,687	*	HD Supply Holdings, Inc	146
3,027		Heico Corp	185
4,317		Hexcel Corp	222
2,578		Hillenbrand, Inc	80
33,481		Honeywell International, Inc	3,492
800		Houston Wire & Cable Co	8
2,399		Hubbell, Inc (Class B)	263
2,166		Huntington Ingalls	304
316		Hurco Cos, Inc	10
481		Hyster-Yale Materials Handling, Inc	35
3,297		IDEX Corp	250
2,585	*	II-VI, Inc	48
13,644		Illinois Tool Works, Inc	1,325
11,318		Ingersoll-Rand plc	771
916		Insteel Industries, Inc	20
3,633		ITT Corp	145
5,784	*	Jacobs Engineering Group, Inc	261
1,308		John Bean Technologies Corp	47
4,327		Joy Global, Inc	170
386		Kadant, Inc	20
1,238		Kaman Corp	53
6,489		KBR, Inc	94
3,474		Kennametal, Inc	117
1,479	*,e	KEYW Holding Corp	12
2,122	*	KLX, Inc	82
1,860	*	Kratos Defense & Security Solutions, Inc	10
3,647		L-3 Communications Holdings, Inc	459
990	*,e	Layne Christensen Co	5
464		LB Foster Co (Class A)	22
1,914		Lennox International, Inc	214
3,270		Lincoln Electric Holdings, Inc	214
391	e	Lindsay Manufacturing Co	30
533	*	LMI Aerospace, Inc	6
11,516		Lockheed Martin Corp	2,337
1,293		LSI Industries, Inc	11
853	*	Lydall, Inc	27
650	*,e	Manitex International, Inc	6
6,133		Manitowoc Co, Inc	132
15,427		Masco Corp	412
1,317	*	Masonite International Corp	89
2,813	*	Mastec, Inc	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,541	*	Middleby Corp	$261
614		Miller Industries, Inc	15
1,679	*	Moog, Inc (Class A)	126
3,441	*,e	MRC Global, Inc	41
2,092		MSC Industrial Direct Co (Class A)	151
2,568		Mueller Industries, Inc	93
7,534		Mueller Water Products, Inc (Class A)	74
881	*	MYR Group, Inc	28
206	e	National Presto Industries, Inc	13
2,730	*,e	Navistar International Corp	81
1,244	*	NCI Building Systems, Inc	21
822		NN, Inc	21
2,839		Nordson Corp	222
383	*	Nortek, Inc	34
8,573		Northrop Grumman Corp	1,380
435	*	Northwest Pipe Co	10
4,741	*,e	NOW, Inc	103
2,283		Orbital ATK, Inc	175
1,499	*	Orion Marine Group, Inc	13
3,520		Oshkosh Truck Corp	172
5,191		Owens Corning, Inc	225
15,129		Paccar, Inc	955
4,652		Pall Corp	467
6,368		Parker Hannifin Corp	756
205	*	Patrick Industries, Inc	13
7,868		Pentair plc	495
1,399	*	Perini Corp	33
1,472	*	Pgt, Inc	16
7,340	*,e	Plug Power, Inc	19
738	*	Ply Gem Holdings, Inc	10
1,663	*	Polypore International, Inc	98
416		Powell Industries, Inc	14
193	*,e	Power Solutions International, Inc	12
751	*,e	PowerSecure International, Inc	10
6,166		Precision Castparts Corp	1,295
96		Preformed Line Products Co	4
1,410		Primoris Services Corp	24
1,003	*,e	Proto Labs, Inc	70
1,720		Quanex Building Products Corp	34
9,139	*	Quanta Services, Inc	261
1,726		Raven Industries, Inc	35
13,379		Raytheon Co	1,462
1,025		RBC Bearings, Inc	78
1,981		Regal-Beloit Corp	158
1,359	*,e	Revolution Lighting Technologies, Inc	1
3,306	*	Rexnord Corp	88
5,926		Rockwell Automation, Inc	687
5,656		Rockwell Collins, Inc	546
4,265		Roper Industries, Inc	734
1,703	*	Rush Enterprises, Inc (Class A)	47
1,742		Simpson Manufacturing Co, Inc	65
2,504		Snap-On, Inc	368
1,876	*,e	SolarCity Corp	96
460	*	Sparton Corp	11
5,136	*	Spirit Aerosystems Holdings, Inc (Class A)	268
1,707		SPX Corp	145
616		Standex International Corp	51
6,679		Stanley Works	637
701	*	Sterling Construction Co, Inc	3
626	*	Stock Building Supply Holdings, Inc	11
1,027		Sun Hydraulics Corp	42
1,507		TAL International Group, Inc	61
1,988	*,e	Taser International, Inc	48
1,657	*	Teledyne Technologies, Inc	177

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

556		Tennant Co	$36
4,925		Terex Corp	131
967		Textainer Group Holdings Ltd	29
11,881		Textron, Inc	527
431	*,e	The ExOne Company	6
1,423	*	Thermon Group Holdings	34
3,466		Timken Co	146
2,439	e	Titan International, Inc	23
784	*,e	Titan Machinery, Inc	10
2,154		Toro Co	151
2,288		TransDigm Group, Inc	500
1,428	*	Trex Co, Inc	78
1,999	*	Trimas Corp	62
6,836		Trinity Industries, Inc	243
2,183		Triumph Group, Inc	130
370		Twin Disc, Inc	7
4,105	*	United Rentals, Inc	374
39,054		United Technologies Corp	4,577
979		Universal Forest Products, Inc	54
4,124	*,e	USG Corp	110
1,107		Valmont Industries, Inc	136
455	*	Vectrus, Inc	12
365	*	Veritiv Corp	16
1,023	*	Vicor Corp	16
2,495	e	W.W. Grainger, Inc	588
3,136	*	Wabash National Corp	44
2,537	*	WABCO Holdings, Inc	312
1,168		Watsco, Inc	147
1,120		Watts Water Technologies, Inc (Class A)	62
1,862	*,e	WESCO International, Inc	130
4,043		Westinghouse Air Brake Technologies Corp	384
2,918		Woodward Governor Co	149
502	*	Xerium Technologies, Inc	8
8,120		Xylem, Inc	284

		TOTAL CAPITAL GOODS	76,322

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,600		ABM Industries, Inc	83
2,247	e	Acacia Research (Acacia Technologies)	24
5,555	*	ACCO Brands Corp	46
1,016		Administaff, Inc	53
7,582	e	ADT Corp	315
1,661	*	Advisory Board Co	88
928		American Ecology Corp	46
2,166	*	ARC Document Solutions, Inc	20
383		Barrett Business Services, Inc	16
2,120		Brady Corp (Class A)	60
2,034		Brink’s Co	56
1,375	*	Casella Waste Systems, Inc (Class A)	8
2,526	*	CBIZ, Inc	24
669		CDI Corp	9
948	e	Ceco Environmental Corp	10
3,345	*,e	Cenveo, Inc	7
4,150		Cintas Corp	339
4,150		Civeo Corp	11
2,765	*	Clean Harbors, Inc	157
4,358	*	Copart, Inc	164
1,551		Corporate Executive Board Co	124
4,711		Corrections Corp of America	190
4,991		Covanta Holding Corp	112
555	*	CRA International, Inc	17
2,211		Deluxe Corp	153
1,518		Dun & Bradstreet Corp	195

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,357		Ennis, Inc	$19
5,141		Equifax, Inc	478
641		Exponent, Inc	57
419	*	Franklin Covey Co	8
1,807	*	FTI Consulting, Inc	68
916		G & K Services, Inc (Class A)	66
645	*	GP Strategies Corp	24
2,711		Healthcare Services Group	87
943		Heidrick & Struggles International, Inc	23
218	*	Heritage-Crystal Clean, Inc	3
2,682		Herman Miller, Inc	74
1,049	*	Hill International, Inc	4
1,986		HNI Corp	110
1,045	*	Huron Consulting Group, Inc	69
892	*	ICF International, Inc	36
7,377	*	ICO Global Communications Holdings Ltd	10
2,821	*	IHS, Inc (Class A)	321
1,756	*	Innerworkings, Inc	12
2,666		Interface, Inc	55
6,167		KAR Auction Services, Inc	234
1,394		Kelly Services, Inc (Class A)	24
1,380		Kforce, Inc	31
1,737		Kimball International, Inc (Class B)	18
2,203		Knoll, Inc	52
2,239		Korn/Ferry International	74
3,243		Manpower, Inc	279
1,395		Matthews International Corp (Class A)	72
1,316		McGrath RentCorp	43
757	*	Mistras Group, Inc	15
2,061		Mobile Mini, Inc	88
1,290		MSA Safety, Inc	64
514		Multi-Color Corp	36
2,186	*	Navigant Consulting, Inc	28
11,998		Nielsen Holdings NV	535
563		NL Industries, Inc	4
2,393	*	On Assignment, Inc	92
361	*,e	Paylocity Holding Corp	10
931	*	Performant Financial Corp	3
8,369		Pitney Bowes, Inc	195
891		Quad	20
8,857		R.R. Donnelley & Sons Co	170
11,155		Republic Services, Inc	452
1,664		Resources Connection, Inc	29
5,817		Robert Half International, Inc	352
4,192		Rollins, Inc	104
2,316	*	RPX Corp	33
672	*	SP Plus Corp	15
3,734		Steelcase, Inc (Class A)	71
3,525	*	Stericycle, Inc	495
946	*	Team, Inc	37
2,577		Tetra Tech, Inc	62
2,752		Towers Watson & Co	364
690	*	TriNet Group, Inc	24
1,954	*	TrueBlue, Inc	48
17,712		Tyco International plc	763
468		Unifirst Corp	55
1,860		United Stationers, Inc	76
7,040	*	Verisk Analytics, Inc	503
1,084		Viad Corp	30
205		VSE Corp	17
1,558	*	WageWorks, Inc	83
5,329		Waste Connections, Inc	257
19,731		Waste Management, Inc	1,070
1,694		West Corp	57

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,935

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 1.6%
653		Arctic Cat, Inc	$24
970	*	Beazer Homes USA, Inc	17
715	*	Black Diamond, Inc	7
4,089		Brunswick Corp	210
3,430		Callaway Golf Co	33
2,365		Carter’s, Inc	219
379	*	Cavco Industries, Inc	28
11,643		Coach, Inc	482
1,124		Columbia Sportswear Co	68
4,050	*	CROCS, Inc	48
269		CSS Industries, Inc	8
222		Culp, Inc	6
1,570	*	Deckers Outdoor Corp	114
12,692		DR Horton, Inc	362
458		Escalade, Inc	8
1,299		Ethan Allen Interiors, Inc	36
59		Flexsteel Industries, Inc	2
1,830	*	Fossil Group, Inc	151
4,933	e	Garmin Ltd	234
811	*	G-III Apparel Group Ltd	91
792	*,e	GoPro, Inc	34
17,240		Hanesbrands, Inc	578
2,907		Harman International Industries, Inc	388
5,109	e	Hasbro, Inc	323
1,227	*	Helen of Troy Ltd	100
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	17
2,023	*	Iconix Brand Group, Inc	68
1,204	*,e	iRobot Corp	39
816	*,e	Jakks Pacific, Inc	6
7,728	*	Jarden Corp	409
232		Johnson Outdoors, Inc	8
5,284	*	Kate Spade & Co	176
3,831	e	KB Home	60
2,552		La-Z-Boy, Inc	72
2,910	*,e	Leapfrog Enterprises, Inc	6
6,125		Leggett & Platt, Inc	282
7,572		Lennar Corp (Class A)	392
624	*,e	LGI Homes, Inc	10
847		Libbey, Inc	34
362		Lifetime Brands, Inc	6
862	*	M/I Homes, Inc	21
300	*	Malibu Boats Inc	7
441		Marine Products Corp	4
14,163		Mattel, Inc	324
1,887	e	MDC Holdings, Inc	54
1,657	*	Meritage Homes Corp	81
8,645	*	Michael Kors Holdings Ltd	568
2,602	*	Mohawk Industries, Inc	483
817		Movado Group, Inc	23
271		Nacco Industries, Inc (Class A)	14
1,389	*	Nautilus, Inc	21
11,676		Newell Rubbermaid, Inc	456
29,879		Nike, Inc (Class B)	2,998
173	*	NVR, Inc	230
621		Oxford Industries, Inc	47
546	*	Perry Ellis International, Inc	13
3,465		Phillips-Van Heusen Corp	369
2,792		Polaris Industries, Inc	394
1,760		Pool Corp	123
16,729		Pulte Homes, Inc	372
6,076	*,e	Quiksilver, Inc	11
2,484		Ralph Lauren Corp	327
2,065		Ryland Group, Inc	101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,734	*	Skechers U.S.A., Inc (Class A)	$125
796	*	Skullcandy, Inc	9
2,449	*,e	Smith & Wesson Holding Corp	31
6,786	*	Standard-Pacific Corp	61
2,682	*	Steven Madden Ltd	102
887	e	Sturm Ruger & Co, Inc	44
995	*	Taylor Morrison Home Corp	21
2,758	*	Tempur-Pedic International, Inc	159
7,450	*	Toll Brothers, Inc	293
5,510	*	TRI Pointe Homes, Inc	85
2,191	*	Tumi Holdings, Inc	54
1,965		Tupperware Corp	136
7,402	*	Under Armour, Inc (Class A)	598
700	*	Unifi, Inc	25
787	*	Universal Electronics, Inc	44
1,001	*,e	Vera Bradley, Inc	16
14,670		VF Corp	1,105
499	*	Vince Holding Corp	9
2,676	*	Vista Outdoor, Inc	115
495	*	WCI Communities, Inc	12
378		Weyco Group, Inc	11
3,317		Whirlpool Corp	670
638	*	William Lyon Homes, Inc	17
4,604	e	Wolverine World Wide, Inc	154

		TOTAL CONSUMER DURABLES & APPAREL	16,093

CONSUMER SERVICES - 2.2%
462	*	2U, Inc	12
812	*	American Public Education, Inc	24
3,700	*	Apollo Group, Inc (Class A)	70
1,550		ARAMARK Holdings Corp	49
692	*	Ascent Media Corp (Series A)	28
4,377	*	Belmond Ltd.	54
1,195	*	BJ’s Restaurants, Inc	60
3,391		Bloomin’ Brands, Inc	83
1,085	e	Bob Evans Farms, Inc	50
3,388	*	Boyd Gaming Corp	48
987	*	Bravo Brio Restaurant Group, Inc	15
877	*	Bridgepoint Education, Inc	8
1,362	*	Bright Horizons Family Solutions	70
2,939		Brinker International, Inc	181
859	*	Buffalo Wild Wings, Inc	156
2,101	*	Caesars Acquisition Co	14
1,990	*,e	Caesars Entertainment Corp	21
428		Capella Education Co	28
3,103	*	Career Education Corp	16
18,132		Carnival Corp	867
741		Carriage Services, Inc	18
1,619	*	Carrols Restaurant Group, Inc	13
749	e	CBRL Group, Inc	114
2,203		Cheesecake Factory	109
3,194	*	Chegg, Inc	25
1,312	*	Chipotle Mexican Grill, Inc (Class A)	854
1,471		Choice Hotels International, Inc	94
595		Churchill Downs, Inc	68
751	*	Chuy’s Holdings, Inc	17
770		ClubCorp Holdings, Inc	15
328		Collectors Universe	7
5,313		Darden Restaurants, Inc	368
1,033	*	Del Frisco’s Restaurant Group, Inc	21
4,746	*	Denny’s Corp	54
2,747		DeVry, Inc	92
1,565	*	Diamond Resorts International, Inc	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

740		DineEquity, Inc	$79
2,342		Domino’s Pizza, Inc	235
4,115		Dunkin Brands Group, Inc	196
191	*,e	Famous Dave’s of America, Inc	5
1,193	*	Fiesta Restaurant Group, Inc	73
141		Graham Holdings Co	148
2,029	*	Grand Canyon Education, Inc	88
11,629		H&R Block, Inc	373
5,630	*	Hilton Worldwide Holdings, Inc	167
4,828	*	Houghton Mifflin Harcourt Co	113
1,831	*	Hyatt Hotels Corp	108
309	*,e	Ignite Restaurant Group, Inc	1
903		International Speedway Corp (Class A)	29
1,901		Interval Leisure Group, Inc	50
634	*	Intrawest Resorts Holdings Inc	6
1,142	*	Isle of Capri Casinos, Inc	16
1,765		Jack in the Box, Inc	169
649	*,e	Jamba, Inc	10
1,518	*	K12, Inc	24
2,917	*	Krispy Kreme Doughnuts, Inc	58
1,970	*	La Quinta Holdings, Inc	47
15,917		Las Vegas Sands Corp	876
203	*	Liberty Tax, Inc	6
1,606	*	Life Time Fitness, Inc	114
3,575	*	LifeLock, Inc	50
840		Marcus Corp	18
8,966		Marriott International, Inc (Class A)	720
1,250		Marriott Vacations Worldwide Corp	101
42,184		McDonald’s Corp	4,110
16,424	*	MGM Mirage	345
388	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	9
141		Nathan’s Famous, Inc	8
400	*,e	Noodles & Co	7
4,017	*	Norwegian Cruise Line Holdings Ltd	217
1,036	*	Panera Bread Co (Class A)	166
1,434		Papa John’s International, Inc	89
3,077	*	Penn National Gaming, Inc	48
2,455	*	Pinnacle Entertainment, Inc	89
1,093	*	Popeyes Louisiana Kitchen, Inc	65
675	*,e	Potbelly Corp	9
666	*	Red Robin Gourmet Burgers, Inc	58
2,200	*	Regis Corp	36
8,978		Restaurant Brands International, Inc	345
7,091		Royal Caribbean Cruises Ltd	580
3,070	*	Ruby Tuesday, Inc	18
1,588		Ruth’s Chris Steak House, Inc	25
1,968	*,e	Scientific Games Corp (Class A)	21
2,991		SeaWorld Entertainment, Inc	58
9,418		Service Corp International	245
1,417	*	ServiceMaster Global Holdings, Inc	48
206	*	Shake Shack, Inc	10
3,014		Six Flags Entertainment Corp	146
2,451		Sonic Corp	78
2,534	e	Sotheby’s (Class A)	107
581		Speedway Motorsports, Inc	13
31,824		Starbucks Corp	3,014
7,541		Starwood Hotels & Resorts Worldwide, Inc	630
81	*	Steak N Shake Co	34
636	*	Steiner Leisure Ltd	30
491	*	Strayer Education, Inc	26
2,872		Texas Roadhouse, Inc (Class A)	105
1,028		Universal Technical Institute, Inc	10
1,645		Vail Resorts, Inc	170

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

572	*,e	Weight Watchers International, Inc	$4
12,106		Wendy’s	132
5,163		Wyndham Worldwide Corp	467
3,468		Wynn Resorts Ltd	437
18,909		Yum! Brands, Inc	1,489
266	*,e	Zoe’s Kitchen, Inc	9

		TOTAL CONSUMER SERVICES	21,169

DIVERSIFIED FINANCIALS - 4.1%
2,314	*	Affiliated Managers Group, Inc	497
11,926	*	Ally Financial, Inc	250
38,865		American Express Co	3,036
8,033		Ameriprise Financial, Inc	1,051
727	e	Arlington Asset Investment Corp (Class A)	18
1,215		Artisan Partners Asset Management, Inc	55
35	*	Ashford, Inc	4
48,754		Bank of New York Mellon Corp	1,962
7,666		BGC Partners, Inc (Class A)	72
5,450		BlackRock, Inc	1,994
1,288		Calamos Asset Management, Inc (Class A)	17
24,202		Capital One Financial Corp	1,908
1,340		Cash America International, Inc	31
3,805		CBOE Holdings, Inc	218
48,116		Charles Schwab Corp	1,465
13,566		CME Group, Inc	1,285
617		Cohen & Steers, Inc	25
594	*	Consumer Portfolio Services, Inc	4
5,330	*	Cowen Group, Inc	28
295	*	Credit Acceptance Corp	58
118		Diamond Hill Investment Group, Inc	19
19,916		Discover Financial Services	1,122
12,938	*	E*Trade Financial Corp	369
5,318		Eaton Vance Corp	221
1,165	*,e	Encore Capital Group, Inc	48
1,226	*	Enova International, Inc	24
1,394		Evercore Partners, Inc (Class A)	72
2,322	*,e	Ezcorp, Inc (Class A)	21
673	*	FBR & Co	16
4,144		Federated Investors, Inc (Class B)	140
2,248	e	Financial Engines, Inc	94
1,340	*	First Cash Financial Services, Inc	62
3,713	*	FNFV Group	52
16,786		Franklin Resources, Inc	861
1,067		Gain Capital Holdings, Inc	10
349		GAMCO Investors, Inc (Class A)	27
19,107		Goldman Sachs Group, Inc	3,592
1,122	*	Green Dot Corp	18
1,492		Greenhill & Co, Inc	59
1,489		HFF, Inc (Class A)	56
2,025		Interactive Brokers Group, Inc (Class A)	69
4,894		IntercontinentalExchange Group, Inc	1,142
675	*	INTL FCStone, Inc	20
18,566		Invesco Ltd	737
1,857	*	Investment Technology Group, Inc	56
24,053	e	iShares Russell 3000 Index Fund	2,979
6,720		Janus Capital Group, Inc	116
525	*	JG Wentworth Co	5
1,997	*	KCG Holdings, Inc	25
5,033	*,e	Ladenburg Thalmann Financial Services, Inc	19
5,453		Lazard Ltd (Class A)	287
4,465		Legg Mason, Inc	247
16,253		Leucadia National Corp	362
3,861		LPL Financial Holdings, Inc	169

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

671		Manning & Napier, Inc	$9
1,771		MarketAxess Holdings, Inc	147
418		Marlin Business Services Corp	8
11,556		McGraw-Hill Financial, Inc	1,195
329		Moelis & Co	10
7,673		Moody’s Corp	796
65,302		Morgan Stanley	2,331
4,961		MSCI, Inc (Class A)	304
5,098		NASDAQ OMX Group, Inc	260
16,927		Navient Corp	344
444		Nelnet, Inc (Class A)	21
959	*	NewStar Financial, Inc	11
489		Nicholas Financial, Inc	7
10,086		Northern Trust Corp	703
8,103		NorthStar Asset Management Group, Inc	189
791		OM Asset Management plc	15
448		Oppenheimer Holdings, Inc	11
2,595	*	PHH Corp	63
1,198	*	Pico Holdings, Inc	19
935	*	Piper Jaffray Cos	49
1,838	*,e	PRA Group, Inc	100
527		Pzena Investment Management, Inc (Class A)	5
5,235		Raymond James Financial, Inc	297
231	*	Regional Management Corp	3
606		Resource America, Inc (Class A)	6
1,299	*	Safeguard Scientifics, Inc	24
3,870		Santander Consumer USA Holdings, Inc	90
5,381		SEI Investments Co	237
17,047		SLM Corp	158
12,000		SPDR Trust Series 1	2,477
1,210	*,e	Springleaf Holdings, Inc	63
18,409		State Street Corp	1,354
2,900	*	Stifel Financial Corp	162
4,960	*	Synchrony Financial	151
11,148		T Rowe Price Group, Inc	903
11,740		TD Ameritrade Holding Corp	437
311		Virtus Investment Partners, Inc	41
5,830		Voya Financial, Inc	251
3,755		Waddell & Reed Financial, Inc (Class A)	186
1,683	*,e	Walter Investment Management Corp	27
322		Westwood Holdings Group, Inc	19
4,611		WisdomTree Investments, Inc	99
187	*,e	World Acceptance Corp	14

		TOTAL DIVERSIFIED FINANCIALS	40,690

ENERGY - 7.2%
4,200	*	Abraxas Petroleum Corp	14
99		Adams Resources & Energy, Inc	7
783		Alon USA Energy, Inc	13
885	*,e	Amyris Biotechnologies, Inc	2
21,561		Anadarko Petroleum Corp	1,785
2,348	*	Antero Resources Corp	83
16,476		Apache Corp	994
1,605	*,e	Approach Resources, Inc	11
224	e	Ardmore Shipping Corp	2
2,302		Atwood Oceanics, Inc	65
18,527		Baker Hughes, Inc	1,178
1,205	*	Basic Energy Services, Inc	8
2,221	*,e	Bill Barrett Corp	18
1,448	*	Bonanza Creek Energy, Inc	36
1,469		Bristow Group, Inc	80
2,159	*	C&J Energy Services Ltd	24
17,988		Cabot Oil & Gas Corp	531

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

13,608		California Resources Corp	$104
1,777	*	Callon Petroleum Co	13
8,573	*	Cameron International Corp	387
905	e	CARBO Ceramics, Inc	28
1,963	*	Carrizo Oil & Gas, Inc	97
10,205	*	Cheniere Energy, Inc	790
23,204	e	Chesapeake Energy Corp	329
81,091		Chevron Corp	8,513
3,794		Cimarex Energy Co	437
262	*,e	Clayton Williams Energy, Inc	13
3,211	*,e	Clean Energy Fuels Corp	17
2,429	*	Cloud Peak Energy, Inc	14
15,473	*	Cobalt International Energy, Inc	146
2,095	e	Comstock Resources, Inc	7
5,103	*	Concho Resources, Inc	592
52,578		ConocoPhillips	3,273
10,148		Consol Energy, Inc	283
670	*	Contango Oil & Gas Co	15
3,512	*	Continental Resources, Inc	153
762	e	CVR Energy, Inc	32
1,604		Delek US Holdings, Inc	64
15,447		Denbury Resources, Inc	113
17,324		Devon Energy Corp	1,045
3,122		DHT Holdings, Inc	22
2,463	e	Diamond Offshore Drilling, Inc	66
1,685	*	Diamondback Energy, Inc	129
329	*	Dorian LPG Ltd	4
3,226	*	Dresser-Rand Group, Inc	259
1,710	*	Dril-Quip, Inc	117
2,450	*,e	Emerald Oil, Inc	2
3,245		Energen Corp	214
23,198		EOG Resources, Inc	2,127
2,050	*,e	EP Energy Corp	21
6,431		EQT Corp	533
891	*	Era Group, Inc	19
668		Evolution Petroleum Corp	4
7,464	e	EXCO Resources, Inc	14
2,632		Exterran Holdings, Inc	88
183,058	d	Exxon Mobil Corp	15,560
10,066	*	FMC Technologies, Inc	373
1,662	*	Forum Energy Technologies, Inc	33
1,860	e	Frank’s International NV	35
2,722	*,e	Frontline Ltd	6
2,612	*,e	FX Energy, Inc	3
1,114	e	GasLog Ltd	22
2,282	*	Gastar Exploration, Inc	6
626	*,e	Geospace Technologies Corp	10
519	*,e	Glori Energy, Inc	1
2,014	e	Golar LNG Ltd	67
1,640		Green Plains Renewable Energy, Inc	47
727		Gulf Island Fabrication, Inc	11
1,158	e	Gulfmark Offshore, Inc	15
3,777	*	Gulfport Energy Corp	173
9,474	*,e	Halcon Resources Corp	15
36,046		Halliburton Co	1,582
1,942	*,e	Harvest Natural Resources, Inc	1
4,809	*	Helix Energy Solutions Group, Inc	72
4,205	e	Helmerich & Payne, Inc	286
10,831		Hess Corp	735
8,778		HollyFrontier Corp	353
1,645	*	Hornbeck Offshore Services, Inc	31
6,522	*	ION Geophysical Corp	14
61	*	Isramco, Inc	8
6,174	*	Key Energy Services, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

58,037		Kinder Morgan, Inc	$2,441
4,626	*	Kosmos Energy LLC	37
3,428	*,e	Laredo Petroleum Holdings, Inc	45
8,756	*,e	Magnum Hunter Resources Corp	23
29,307		Marathon Oil Corp	765
10,160		Marathon Petroleum Corp	1,040
3,228	*	Matador Resources Co	71
1,193	*	Matrix Service Co	21
10,530	*,e	McDermott International, Inc	40
1,803	*	Memorial Resource Development Corp	32
738	*,e	Miller Petroleum, Inc	0	^
507	*	Mitcham Industries, Inc	2
7,704		Murphy Oil Corp	359
13,140		Nabors Industries Ltd	179
18,330		National Oilwell Varco, Inc	916
561	*	Natural Gas Services Group, Inc	11
3,582		Navios Maritime Acq Corp	13
5,911	*	Newfield Exploration Co	207
3,910	*	Newpark Resources, Inc	36
16,488		Noble Energy, Inc	806
3,925	e	Nordic American Tanker Shipping	47
2,710	e	North Atlantic Drilling Ltd	3
3,091	*,e	Northern Oil And Gas, Inc	24
5,898	*,e	Oasis Petroleum, Inc	84
33,520		Occidental Petroleum Corp	2,447
4,264		Oceaneering International, Inc	230
2,073	*	Oil States International, Inc	82
9,177		Oneok, Inc	443
656	*,e	Pacific Ethanol, Inc	7
648		Panhandle Oil and Gas, Inc (Class A)	13
5,410	*	Parker Drilling Co	19
2,213	*	Parsley Energy, Inc	35
6,387		Patterson-UTI Energy, Inc	120
2,988		PBF Energy, Inc	101
1,585	*	PDC Energy, Inc	86
11,958	e	Peabody Energy Corp	59
2,923	*,e	Penn Virginia Corp	19
2,768	*	Petroquest Energy, Inc	6
620	*	PHI, Inc	19
24,156		Phillips 66	1,899
2,681	*	Pioneer Energy Services Corp	14
6,205		Pioneer Natural Resources Co	1,015
8,195		Questar Market Resources, Inc	171
6,987		Range Resources Corp	364
970	*	Renewable Energy Group, Inc	9
2,049	*,e	Rex Energy Corp	8
303	*	Rex Stores Corp	18
2,217	*,e	Rice Energy, Inc	48
611	*	RigNet, Inc	17
843	*	Ring Energy, Inc	9
2,709	*	Rosetta Resources, Inc	46
5,316		Rowan Cos plc	94
3,162		RPC, Inc	40
972	*	RSP Permian, Inc	24
2,020	*,e	Sanchez Energy Corp	26
17,351	*,e	SandRidge Energy, Inc	31
55,599		Schlumberger Ltd	4,639
7,391		Scorpio Tankers, Inc	70
891	*	SEACOR Holdings, Inc	62
13,387	e	Seadrill Ltd	125
2,014		SemGroup Corp	164
1,828	*	Seventy Seven Energy, Inc	8
2,365	e	Ship Finance International Ltd	35
15,477	*	Southwestern Energy Co	359

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

28,586		Spectra Energy Corp	$1,034
2,953		St. Mary Land & Exploration Co	153
2,483	*	Stone Energy Corp	36
6,925		Superior Energy Services	155
2,133	*,e	Swift Energy Co	5
2,962	*	Synergy Resources Corp	35
2,044		Targa Resources Investments, Inc	196
2,010		Teekay Corp	94
2,124	e	Teekay Tankers Ltd (Class A)	12
1,519		Tesco Corp	17
5,481		Tesoro Corp	500
3,896	*	Tetra Technologies, Inc	24
2,198	e	Tidewater, Inc	42
1,041	*	TransAtlantic Petroleum Ltd	6
3,320	*,e	Triangle Petroleum Corp	17
6,760	*,e	Ultra Petroleum Corp	106
2,246	*	Unit Corp	63
2,028	e	US Silica Holdings Inc	72
2,578	*	Vaalco Energy, Inc	6
22,751		Valero Energy Corp	1,447
9,477	*,e	Vantage Drilling Co	3
1,693	e	W&T Offshore, Inc	9
3,436	*	Warren Resources, Inc	3
2,337		Western Refining, Inc	115
510	*	Westmoreland Coal Co	14
7,204	*	Whiting Petroleum Corp	223
32,107		Williams Cos, Inc	1,624
3,179		World Fuel Services Corp	183
9,159	*	WPX Energy, Inc	100

		TOTAL ENERGY	70,882

FOOD & STAPLES RETAILING - 2.2%
1,284		Andersons, Inc	53
1,457		Casey’s General Stores, Inc	131
776	*	Chefs’ Warehouse Holdings, Inc	17
18,764		Costco Wholesale Corp	2,843
50,042		CVS Corp	5,165
628	*	Diplomat Pharmacy, Inc	22
715	*,e	Fairway Group Holdings Corp	5
1,879	*,e	Fresh Market, Inc	76
700		Ingles Markets, Inc (Class A)	35
21,781		Kroger Co	1,670
1,422	e	Liberator Medical Holdings, Inc	5
345	*,e	Natural Grocers by Vitamin C	9
647		Pricesmart, Inc	55
41,050	*	Rite Aid Corp	357
1,140	*	Roundy’s, Inc	6
1,809		Spartan Stores, Inc	57
4,324	*	Sprouts Farmers Market, Inc	152
9,250	*	Supervalu, Inc	108
24,750		Sysco Corp	934
2,004	*	United Natural Foods, Inc	154
292		Village Super Market (Class A)	9
40,820		Walgreens Boots Alliance, Inc	3,457
67,952		Wal-Mart Stores, Inc	5,589
145		Weis Markets, Inc	7
15,734		Whole Foods Market, Inc	819

		TOTAL FOOD & STAPLES RETAILING	21,735

FOOD, BEVERAGE & TOBACCO - 4.5%
136		Alico, Inc	7
84,956		Altria Group, Inc	4,249
27,696		Archer Daniels Midland Co	1,313

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,348		B&G Foods, Inc (Class A)	$69
387	*,e	Boston Beer Co, Inc (Class A)	103
2,588	*	Boulder Brands, Inc	25
6,581		Brown-Forman Corp (Class B)	595
6,243		Bunge Ltd	514
555		Calavo Growers, Inc	29
1,364	e	Cal-Maine Foods, Inc	53
7,269		Campbell Soup Co	338
263		Coca-Cola Bottling Co Consolidated	30
169,736		Coca-Cola Co	6,883
10,099		Coca-Cola Enterprises, Inc	446
18,044		ConAgra Foods, Inc	659
6,627	*	Constellation Brands, Inc (Class A)	770
7,267	*	Darling International, Inc	102
4,379		Dean Foods Co	72
1,154	*	Diamond Foods, Inc	38
8,370		Dr Pepper Snapple Group, Inc	657
288	*	Farmer Bros Co	7
7,843		Flowers Foods, Inc	178
1,051	e	Fresh Del Monte Produce, Inc	41
26,284		General Mills, Inc	1,488
4,434	*	Hain Celestial Group, Inc	284
6,343		Hershey Co	640
5,437		Hormel Foods Corp	309
3,193		Ingredion, Inc	248
649	*	Inventure Foods, Inc	7
652		J&J Snack Foods Corp	70
4,313		J.M. Smucker Co	499
368		John B. Sanfilippo & Son, Inc	16
10,708		Kellogg Co	706
6,107		Keurig Green Mountain, Inc	682
25,289		Kraft Foods Group, Inc	2,203
578		Lancaster Colony Corp	55
2,170		Lance, Inc	69
1,289	*	Landec Corp	18
179	e	Lifeway Foods, Inc	4
443	e	Limoneira Co	10
15,673		Lorillard, Inc	1,024
5,451		McCormick & Co, Inc	420
8,554		Mead Johnson Nutrition Co	860
5,700		Molson Coors Brewing Co (Class B)	424
72,258		Mondelez International, Inc	2,608
6,121	*	Monster Beverage Corp	847
621	*	National Beverage Corp	15
996	*	Omega Protein Corp	14
64,870		PepsiCo, Inc	6,203
67,326		Philip Morris International, Inc	5,072
2,936	e	Pilgrim’s Pride Corp	66
2,403		Pinnacle Foods, Inc	98
1,943	*	Post Holdings, Inc	91
12,999		Reynolds American, Inc	896
816	e	Sanderson Farms, Inc	65
13	*	Seaboard Corp	54
365	*	Seneca Foods Corp	11
889	*	Synutra International, Inc	6
960	e	Tootsie Roll Industries, Inc	33
1,662	*	TreeHouse Foods, Inc	141
11,762		Tyson Foods, Inc (Class A)	451
777	e	Universal Corp	37
2,908		Vector Group Ltd	64
7,674	*	WhiteWave Foods Co (Class A)	340

		TOTAL FOOD, BEVERAGE & TOBACCO	44,326

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
1,018	e	Abaxis, Inc	$65
63,274		Abbott Laboratories	2,931
1,811	*	Abiomed, Inc	130
1,625	*	Acadia Healthcare Co, Inc	116
3,073	*,e	Accuray, Inc	29
1,483		Aceto Corp	33
255	*	Addus HomeCare Corp	6
221	*	Adeptus Health, Inc	11
15,263		Aetna, Inc	1,626
1,872	*	Air Methods Corp	87
3,602	*	Align Technology, Inc	194
253	*	Alliance HealthCare Services, Inc	6
8,310	*	Allscripts Healthcare Solutions, Inc	99
380	*	Almost Family, Inc	17
1,533	*	Amedisys, Inc	41
9,745		AmerisourceBergen Corp	1,108
2,008	*	AMN Healthcare Services, Inc	46
1,528	*	Amsurg Corp	94
558		Analogic Corp	51
1,310	*	Angiodynamics, Inc	23
566	*	Anika Therapeutics, Inc	23
5,177	*,e	Antares Pharma, Inc	14
11,876		Anthem, Inc	1,834
1,670	*,e	athenahealth, Inc	199
1,229	*	AtriCure, Inc	25
86		Atrion Corp	30
3,152		Bard (C.R.), Inc	527
23,101		Baxter International, Inc	1,582
8,897		Becton Dickinson & Co	1,278
1,119	*	Bio-Reference Labs, Inc	39
2,663	*,e	BioScrip, Inc	12
1,148	*	BioTelemetry, Inc	10
56,953	*	Boston Scientific Corp	1,011
7,272	*	Brookdale Senior Living, Inc	275
1,599		Cantel Medical Corp	76
1,396	*	Capital Senior Living Corp	36
14,506		Cardinal Health, Inc	1,309
1,207	*	Cardiovascular Systems, Inc	47
569	*,e	Castlight Health, Inc	4
9,050	*	Catamaran Corp	539
5,036	*	Centene Corp	356
12,536	*	Cerner Corp	918
3,181	*,e	Cerus Corp	13
661	e	Chemed Corp	79
11,407		Cigna Corp	1,477
5,064	*	Community Health Systems, Inc	265
590	e	Computer Programs & Systems, Inc	32
1,202		Conmed Corp	61
2,006		Cooper Cos, Inc	376
514	*	Corvel Corp	18
1,273	*	Cross Country Healthcare, Inc	15
1,413		CryoLife, Inc	15
1,243	*	Cyberonics, Inc	81
796	*	Cynosure, Inc (Class A)	24
7,586	*	DaVita, Inc	617
5,876		Dentsply International, Inc	299
611	*,e	Derma Sciences, Inc	5
3,382	*	DexCom, Inc	211
4,508	*	Edwards Lifesciences Corp	642
2,887	*,e	Endologix, Inc	49
895		Ensign Group, Inc	42
3,282	*	Envision Healthcare Holdings, Inc	126
408	*	Exactech, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,376	*	ExamWorks Group, Inc	$57
31,382	*	Express Scripts Holding Co	2,723
1,637	*	Five Star Quality Care, Inc	7
973	*	Genesis Health Care, Inc	7
1,865	*	GenMark Diagnostics, Inc	24
2,899	*	Globus Medical, Inc	73
1,091	*	Greatbatch, Inc	63
2,338	*	Haemonetics Corp	105
2,049	*	Halyard Health, Inc	101
1,683	*	Hanger Orthopedic Group, Inc	38
13,845	*	HCA Holdings, Inc	1,042
3,620	*	Health Net, Inc	219
4,003		Healthsouth Corp	178
797	*	HealthStream, Inc	20
1,788	*,e	Healthways, Inc	35
752	*,e	HeartWare International, Inc	66
3,592	*	Henry Schein, Inc	502
2,529		Hill-Rom Holdings, Inc	124
3,657	*	HMS Holdings Corp	57
10,588	*	Hologic, Inc	350
6,677		Humana, Inc	1,189
604	*	ICU Medical, Inc	56
2,073	*	Idexx Laboratories, Inc	320
3,333	*	IMS Health Holdings, Inc	90
1,018	*	Inovalon Holdings, Inc	31
2,452	*	Insulet Corp	82
1,114	*	Integra LifeSciences Holdings Corp	69
1,504	*	Intuitive Surgical, Inc	760
1,548		Invacare Corp	30
3,513	*	Inverness Medical Innovations, Inc	172
769	*	IPC The Hospitalist Co, Inc	36
382	*	K2M Group Holdings, Inc	8
2,923		Kindred Healthcare, Inc	70
4,178	*	Laboratory Corp of America Holdings	527
498		Landauer, Inc	18
729	*	LDR Holding Corp	27
735	*	LHC Group, Inc	24
1,926	*	LifePoint Hospitals, Inc	141
888	*	Magellan Health Services, Inc	63
2,117	*	Masimo Corp	70
9,812		McKesson Corp	2,219
2,778	*	MedAssets, Inc	52
2,434	*	Medidata Solutions, Inc	119
61,210		Medtronic plc	4,774
2,504	*	Merge Healthcare, Inc	11
1,883		Meridian Bioscience, Inc	36
1,836	*	Merit Medical Systems, Inc	35
1,450	*	Molina Healthcare, Inc	98
516		National Healthcare Corp	33
357		National Research Corp	5
1,662	*	Natus Medical, Inc	66
1,566	*	Neogen Corp	73
326	*	Nevro Corp	16
2,136	*	NuVasive, Inc	98
2,725	*	NxStage Medical, Inc	47
4,318		Omnicare, Inc	333
1,729	*	Omnicell, Inc	61
2,901	*	OraSure Technologies, Inc	19
1,010	*	Orthofix International NV	36
2,906		Owens & Minor, Inc	98
592	*,e	Oxford Immunotec Global plc	8
3,384		Patterson Cos, Inc	165
4,344	*	Pediatrix Medical Group, Inc	315
1,348	*	PharMerica Corp	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

626	*,e	PhotoMedex, Inc	$1
1,600	*	Premier, Inc	60
495	*	Providence Service Corp	26
1,960		Quality Systems, Inc	31
6,264		Quest Diagnostics, Inc	481
1,220	*	Quidel Corp	33
1,510	*	RadNet, Inc	13
5,894		Resmed, Inc	423
1,891	*,e	Rockwell Medical Technologies, Inc	21
3,216	*	RTI Biologics, Inc	16
2,500		Select Medical Holdings Corp	37
2,323	*	Sirona Dental Systems, Inc	209
1,958	*,e	Spectranetics Corp	68
12,053		St. Jude Medical, Inc	788
1,741	*,e	Staar Surgical Co	13
2,595		STERIS Corp	182
14,382		Stryker Corp	1,327
440	*	Surgical Care Affiliates, Inc	15
900	*	SurModics, Inc	23
493	*	Symmetry Surgical, Inc	4
480	*	Tandem Diabetes Care, Inc	6
3,153	*	Team Health Holdings, Inc	184
1,782		Teleflex, Inc	215
4,313	*	Tenet Healthcare Corp	214
2,072	*	Thoratec Corp	87
1,572	*	Tornier BV	41
1,189	*	TransEnterix, Inc	3
1,085	*	Triple-S Management Corp (Class B)	22
328	*	TriVascular Technologies, Inc	3
3,641	*,e	Unilife Corp	15
41,641		UnitedHealth Group, Inc	4,926
1,661		Universal American Corp	18
3,744		Universal Health Services, Inc (Class B)	441
549		US Physical Therapy, Inc	26
149		Utah Medical Products, Inc	9
4,360	*	Varian Medical Systems, Inc	410
937	*	Vascular Solutions, Inc	28
3,661	*	VCA Antech, Inc	201
1,665	*,e	Veeva Systems, Inc	43
960	*	Vocera Communications, Inc	10
1,994	*	WellCare Health Plans, Inc	182
3,006		West Pharmaceutical Services, Inc	181
2,200	*	Wright Medical Group, Inc	57
1,310	*	Zeltiq Aesthetics, Inc	40
7,060		Zimmer Holdings, Inc	830

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	51,606

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
18,832		Avon Products, Inc	150
1,891	*	Central Garden and Pet Co (Class A)	20
5,717		Church & Dwight Co, Inc	488
5,465		Clorox Co	603
39,125		Colgate-Palmolive Co	2,713
3,140		Coty, Inc	76
945	*,e	Elizabeth Arden, Inc	15
2,560		Energizer Holdings, Inc	353
9,647		Estee Lauder Cos (Class A)	802
867	e	Female Health Co	2
3,010	*,e	Herbalife Ltd	129
3,994	*	HRG Group, Inc	50
735		Inter Parfums, Inc	24
15,952		Kimberly-Clark Corp	1,709
721	*	Medifast, Inc	22
537		Nature’s Sunshine Products, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,633	e	Nu Skin Enterprises, Inc (Class A)	$158
602	*	Nutraceutical International Corp	12
255		Oil-Dri Corp of America	9
289		Orchids Paper Products Co	8
115,261		Procter & Gamble Co	9,444
575	*	Revlon, Inc (Class A)	24
779		Spectrum Brands, Inc	70
312	*	USANA Health Sciences, Inc	35
461		WD-40 Co	41

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,964

INSURANCE - 4.0%
14,230		ACE Ltd	1,587
19,367		Aflac, Inc	1,240
722	*	Alleghany Corp	352
4,268		Allied World Assurance Co Holdings Ltd	172
18,320		Allstate Corp	1,304
1,969	*	AMBAC Financial Group, Inc	48
2,880		American Equity Investment Life Holding Co	84
2,871		American Financial Group, Inc	184
58,601		American International Group, Inc	3,211
164		American National Insurance Co	16
915		Amerisafe, Inc	42
1,325	e	Amtrust Financial Services, Inc	76
12,003		Aon plc	1,154
5,229	*	Arch Capital Group Ltd	322
1,503		Argo Group International Holdings Ltd	75
6,929		Arthur J. Gallagher & Co	324
2,894		Aspen Insurance Holdings Ltd	137
3,041		Assurant, Inc	187
7,042		Assured Guaranty Ltd	186
493	*	Atlas Financial Holdings, Inc	9
4,272		Axis Capital Holdings Ltd	220
422		Baldwin & Lyons, Inc (Class B)	10
77,938	*	Berkshire Hathaway, Inc (Class B)	11,248
4,669		Brown & Brown, Inc	155
9,735		Chubb Corp	984
6,937		Cincinnati Financial Corp	370
2,162	*,e	Citizens, Inc (Class A)	13
685		CNA Financial Corp	28
9,590		Conseco, Inc	165
1,190		Crawford & Co (Class B)	10
406		Donegal Group, Inc (Class A)	6
168		EMC Insurance Group, Inc	6
1,381		Employers Holdings, Inc	37
1,980	e	Endurance Specialty Holdings Ltd	121
276	*	Enstar Group Ltd	39
1,077		Erie Indemnity Co (Class A)	94
1,920		Everest Re Group Ltd	334
441		FBL Financial Group, Inc (Class A)	27
485		Federated National Holding Co	15
630		Fidelity & Guaranty Life	13
4,733		First American Financial Corp	169
11,142		FNF Group	410
21,672	*	Genworth Financial, Inc (Class A)	158
1,299	*	Greenlight Capital Re Ltd (Class A)	41
368	*	Hallmark Financial Services	4
1,737		Hanover Insurance Group, Inc	126
18,416		Hartford Financial Services Group, Inc	770
4,206		HCC Insurance Holdings, Inc	238
290		HCI Group, Inc	13
1,816		Horace Mann Educators Corp	62
392		Independence Holding Co	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

632		Infinity Property & Casualty Corp	$52
212		Kansas City Life Insurance Co	10
2,086		Kemper Corp	81
11,594		Lincoln National Corp	666
13,583		Loews Corp	555
2,294		Maiden Holdings Ltd	34
587	*	Markel Corp	451
23,532		Marsh & McLennan Cos, Inc	1,320
6,479	*	MBIA, Inc	60
2,307		Meadowbrook Insurance Group, Inc	20
1,015		Mercury General Corp	59
39,804		Metlife, Inc	2,012
1,715		Montpelier Re Holdings Ltd	66
1,590		National General Holdings Corp	30
224		National Interstate Corp	6
27		National Western Life Insurance Co (Class A)	7
470	*	Navigators Group, Inc	37
11,498		Old Republic International Corp	172
1,061		OneBeacon Insurance Group Ltd (Class A)	16
2,099		PartnerRe Ltd	240
272	*	Phoenix Cos, Inc	14
2,416		Primerica, Inc	123
12,298		Principal Financial Group	632
2,486		ProAssurance Corp	114
24,638		Progressive Corp	670
19,484		Prudential Financial, Inc	1,565
2,824		Reinsurance Group of America, Inc (Class A)	263
1,990		RenaissanceRe Holdings Ltd	198
1,944		RLI Corp	102
678		Safety Insurance Group, Inc	41
2,700		Selective Insurance Group, Inc	78
1,924		Stancorp Financial Group, Inc	132
913		State Auto Financial Corp	22
1,090		Stewart Information Services Corp	44
3,316		Symetra Financial Corp	78
1,550	*	Third Point Reinsurance Ltd	22
5,476		Torchmark Corp	301
13,704		Travelers Cos, Inc	1,482
417	*	United America Indemnity Ltd	12
1,337		United Fire & Casualty Co	42
739		United Insurance Holdings Corp	17
1,340		Universal Insurance Holdings, Inc	34
10,795		UnumProvident Corp	364
3,531		Validus Holdings Ltd	149
4,281		W.R. Berkley Corp	216
224		White Mountains Insurance Group Ltd	153
10,928		XL Capital Ltd	402

		TOTAL INSURANCE	39,765

MATERIALS - 3.6%
1,430		A. Schulman, Inc	69
226	*	AEP Industries, Inc	12
9,007		Air Products & Chemicals, Inc	1,363
3,111		Airgas, Inc	330
5,809	*,e	AK Steel Holding Corp	26
4,881		Albemarle Corp	258
50,464		Alcoa, Inc	652
4,793		Allegheny Technologies, Inc	144
1,339	e	American Vanguard Corp	14
475		Ampco-Pittsburgh Corp	8
2,561		Aptargroup, Inc	163
3,027		Ashland, Inc	385
4,122		Avery Dennison Corp	218

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,240	*	Axalta Coating Systems Ltd	$62
3,223		Axiall Corp	151
1,365		Balchem Corp	76
5,972		Ball Corp	422
4,338		Bemis Co, Inc	201
3,785	*	Berry Plastics Group, Inc	137
1,581	*	Boise Cascade Co	59
986		Brush Engineered Materials, Inc	38
2,920		Cabot Corp	131
2,460		Calgon Carbon Corp	52
2,347		Carpenter Technology Corp	91
799	*,e	Castle (A.M.) & Co	3
6,557		Celanese Corp (Series A)	366
2,103	*	Century Aluminum Co	29
1,998		CF Industries Holdings, Inc	567
340		Chase Corp	15
3,114	*	Chemtura	85
906	*	Clearwater Paper Corp	59
2,919	e	Cliffs Natural Resources, Inc	14
4,249	*,e	Coeur d’Alene Mines Corp	20
5,382		Commercial Metals Co	87
1,529		Compass Minerals International, Inc	143
5,868	*	Crown Holdings, Inc	317
2,925		Cytec Industries, Inc	158
507		Deltic Timber Corp	34
2,836		Domtar Corp	131
51,308		Dow Chemical Co	2,462
39,287		Du Pont (E.I.) de Nemours & Co	2,808
2,212		Eagle Materials, Inc	185
6,358		Eastman Chemical Co	440
11,423		Ecolab, Inc	1,307
3,191	*	Ferro Corp	40
2,562	*	Flotek Industries, Inc	38
5,654		FMC Corp	324
44,908		Freeport-McMoRan Copper & Gold, Inc (Class B)	851
954		FutureFuel Corp	10
2,058		Glatfelter	57
2,943		Globe Specialty Metals, Inc	56
1,426	*	Gold Resource Corp	5
14,280		Graphic Packaging Holding Co	208
1,405		Greif, Inc (Class A)	55
2,306		H.B. Fuller Co	99
459		Hawkins, Inc	17
501		Haynes International, Inc	22
3,320	*	Headwaters, Inc	61
14,157		Hecla Mining Co	42
2,056	*,e	Horsehead Holding Corp	26
8,898		Huntsman Corp	197
1,000		Innophos Holdings, Inc	56
1,128		Innospec, Inc	52
3,379		International Flavors & Fragrances, Inc	397
18,342		International Paper Co	1,018
2,641	*,e	Intrepid Potash, Inc	30
804		Kaiser Aluminum Corp	62
3,744		Kapstone Paper and Packaging Corp	123
329		KMG Chemicals, Inc	9
952		Koppers Holdings, Inc	19
1,610	*	Kraton Polymers LLC	33
1,114		Kronos Worldwide, Inc	14
6,361	*	Louisiana-Pacific Corp	105
901	*	LSB Industries, Inc	37
17,809		LyondellBasell Industries AF S.C.A	1,564
516	*,e	Marrone Bio Innovations, Inc	2
2,738		Martin Marietta Materials, Inc	383

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,431		MeadWestvaco Corp	$371
1,603		Minerals Technologies, Inc	117
20,373		Monsanto Co	2,293
14,212		Mosaic Co	655
1,307		Myers Industries, Inc	23
743		Neenah Paper, Inc	46
364		NewMarket Corp	174
21,130		Newmont Mining Corp	459
1,121		Noranda Aluminium Holding Corp	3
13,570		Nucor Corp	645
3,679	e	Olin Corp	118
529		Olympic Steel, Inc	7
1,452		OM Group, Inc	44
2,250	*	Omnova Solutions, Inc	19
7,278	*	Owens-Illinois, Inc	170
4,344		Packaging Corp of America	340
3,751	*	Platform Specialty Products Corp	96
4,006		PolyOne Corp	150
5,909		PPG Industries, Inc	1,333
12,432		Praxair, Inc	1,501
610		Quaker Chemical Corp	52
1,981	e	Rayonier Advanced Materials, Inc	29
3,434		Reliance Steel & Aluminum Co	210
11,466	*	Rentech, Inc	13
2,728	*	Resolute Forest Products	47
6,082		Rock-Tenn Co (Class A)	392
2,719		Royal Gold, Inc	172
5,631		RPM International, Inc	270
1,496	*	RTI International Metals, Inc	54
1,183		Schnitzer Steel Industries, Inc (Class A)	19
1,432		Schweitzer-Mauduit International, Inc	66
2,024		Scotts Miracle-Gro Co (Class A)	136
9,523		Sealed Air Corp	434
1,854	*,e	Senomyx, Inc	8
2,186		Sensient Technologies Corp	151
3,634		Sherwin-Williams Co	1,034
5,067		Sigma-Aldrich Corp	700
1,935		Silgan Holdings, Inc	112
4,152		Sonoco Products Co	189
6,212	e	Southern Copper Corp (NY)	181
9,681		Steel Dynamics, Inc	195
834		Stepan Co	35
5,293	*	Stillwater Mining Co	68
2,967		SunCoke Energy, Inc	44
2,757		Tahoe Resources, Inc	30
1,733		TimkenSteel Corp	46
970	*	Trecora Resources	12
1,164		Tredegar Corp	23
2,723		Tronox Ltd	55
260	*	UFP Technologies, Inc	6
66		United States Lime & Minerals, Inc	4
5,791		United States Steel Corp	141
391	*	Universal Stainless & Alloy	10
482	*	US Concrete, Inc	16
3,503		Valspar Corp	294
5,770		Vulcan Materials Co	486
2,354		Wausau Paper Corp	22
1,786		Westlake Chemical Corp	128
2,539	*	Worthington Industries, Inc	68
3,248	*	WR Grace & Co	321
1,145		Zep, Inc	19

		TOTAL MATERIALS	35,160

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MEDIA - 3.5%
835		AH Belo Corp (Class A)	$7
1,130		AMC Entertainment Holdings, Inc	40
2,403	*	AMC Networks, Inc	184
8,815	e	Cablevision Systems Corp (Class A)	161
1,014	*	Carmike Cinemas, Inc	34
21,120		CBS Corp (Class B)	1,280
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	9
3,376	*	Charter Communications, Inc	652
3,297	*	Cinedigm Corp	5
5,086		Cinemark Holdings, Inc	229
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	21
110,828		Comcast Corp (Class A)	6,259
1,802	*	Crown Media Holdings, Inc (Class A)	7
5,940	*	Cumulus Media, Inc (Class A)	15
46	*,e	Daily Journal Corp	8
764	*,e	Dex Media, Inc	3
19,950	*	DIRECTV	1,698
9,571	*	Discovery Communications, Inc (Class A)	294
9,488	*	Discovery Communications, Inc (Class C)	280
9,133	*	DISH Network Corp (Class A)	640
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	80
1,252	*	Entercom Communications Corp (Class A)	15
2,637		Entravision Communications Corp (Class A)	17
866	*	Eros International plc	15
1,412	*	EW Scripps Co (Class A)	40
10,026		Gannett Co, Inc	372
1,656	*,e	Global Eagle Entertainment, Inc	22
1,978	*	Gray Television, Inc	27
2,075		Harte-Hanks, Inc	16
408	*,e	Hemisphere Media Group, Inc	5
18,126		Interpublic Group of Cos, Inc	401
1,843		John Wiley & Sons, Inc (Class A)	113
2,807	*	Journal Communications, Inc (Class A)	42
2,285	*,e	Lee Enterprises, Inc	7
1,046	*	Liberty Broadband Corp (Class A)	59
2,721	*	Liberty Broadband Corp (Class C)	154
3,612	*	Liberty Media Corp	139
8,370	*	Liberty Media Corp (Class C)	320
3,701		Lions Gate Entertainment Corp	125
6,363	*	Live Nation, Inc	161
546	*	Loral Space & Communications, Inc	37
2,528	*	Madison Square Garden, Inc	214
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	10
3,219	*	McClatchy Co (Class A)	6
1,932		MDC Partners, Inc	55
2,390	*	Media General, Inc	39
1,642		Meredith Corp	92
569		Morningstar, Inc	43
2,714		National CineMedia, Inc	41
1,312		New Media Investment Group, Inc	31
5,841		New York Times Co (Class A)	80
20,647	*	News Corp	331
1,355		Nexstar Broadcasting Group, Inc (Class A)	77
10,898		Omnicom Group, Inc	850
490	*	ReachLocal, Inc	1
787	*	Reading International, Inc	11
3,573	e	Regal Entertainment Group (Class A)	82
475	*	Rentrak Corp	26
216		Saga Communications, Inc	10
1,212		Scholastic Corp	50
4,411		Scripps Networks Interactive (Class A)	302
1,965	*,e	SFX Entertainment, Inc	8
2,960	e	Sinclair Broadcast Group, Inc (Class A)	93

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

113,302	*	Sirius XM Holdings, Inc	$433
1,322	*	Sizmek, Inc	10
3,824	*	Starz-Liberty Capital	132
15,008		Thomson Corp	609
11,900		Time Warner Cable, Inc	1,784
35,157		Time Warner, Inc	2,969
4,894		Time, Inc	110
81,444		Twenty-First Century Fox, Inc	2,756
17,194		Viacom, Inc (Class B)	1,174
74,052		Walt Disney Co	7,767
1,281	e	World Wrestling Entertainment, Inc (Class A)	18

		TOTAL MEDIA	34,207

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
67,972		AbbVie, Inc	3,979
3,490	*,e	Acadia Pharmaceuticals, Inc	114
987	*,e	Accelerate Diagnostics, Inc	22
716	*,e	Acceleron Pharma, Inc	27
961	*,e	AcelRx Pharmaceuticals, Inc	4
4,428	*,e	Achillion Pharmaceuticals, Inc	44
1,860	*	Acorda Therapeutics, Inc	62
15,496	*	Actavis plc	4,612
877	*,e	Actinium Pharmaceuticals, Inc	2
1,318	*,e	Aegerion Pharmaceuticals, Inc	34
456	*	Aerie Pharmaceuticals, Inc	14
3,307	*,e	Affymetrix, Inc	42
2,830	*,e	Agenus, Inc	14
14,220		Agilent Technologies, Inc	591
590	*,e	Agios Pharmaceuticals, Inc	56
353	*,e	Akebia Therapeutics, Inc	4
2,860	*	Akorn, Inc	136
1,060	*,e	Albany Molecular Research, Inc	19
367	*	Alder Biopharmaceuticals, Inc	11
8,476	*	Alexion Pharmaceuticals, Inc	1,469
818	*,e	Alimera Sciences, Inc	4
6,379	*	Alkermes plc	389
2,939	*	Alnylam Pharmaceuticals, Inc	307
1,109	*	AMAG Pharmaceuticals, Inc	61
32,334		Amgen, Inc	5,169
1,806	*,e	Ampio Pharmaceuticals, Inc	14
1,178	*	Anacor Pharmaceuticals, Inc	68
292	*,e	ANI Pharmaceuticals, Inc	18
216	*	Applied Genetic Technologies Corp	4
1,104	*	Aratana Therapeutics, Inc	18
9,609	*,e	Arena Pharmaceuticals, Inc	42
8,112	*,e	Ariad Pharmaceuticals, Inc	67
5,359	*,e	Array Biopharma, Inc	39
2,299	*,e	Arrowhead Research Corp	16
283	*	Atara Biotherapeutics, Inc	12
358	*	Auspex Pharmaceuticals Inc	36
313	*	Avalanche Biotechnologies, Inc	13
3,132	*,e	BioCryst Pharmaceuticals, Inc	28
1,429	*	BioDelivery Sciences International, Inc	15
10,154	*	Biogen Idec, Inc	4,288
6,684	*	BioMarin Pharmaceuticals, Inc	833
3,319	*,e	Bio-Path Holdings, Inc	6
710	*	Bio-Rad Laboratories, Inc (Class A)	96
1,792		Bio-Techne Corp	180
1,108	*,e	BioTime, Inc	5
846	*	Bluebird Bio, Inc	102
70,870		Bristol-Myers Squibb Co	4,571
5,008	*	Bruker BioSciences Corp	92
1,384	*	Cambrex Corp	55

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,996	*	Catalent, Inc	$62
34,301	*	Celgene Corp	3,954
3,687	*,e	Celldex Therapeutics, Inc	103
462	*	Cellular Dynamics International, Inc	8
663	*	Cempra, Inc	23
3,195	*	Cepheid, Inc	182
2,363	*	Charles River Laboratories International, Inc	187
1,103	*,e	ChemoCentryx, Inc	8
1,199	*	Chimerix, Inc	45
1,094	*,e	Clovis Oncology, Inc	81
1,326	*,e	Corcept Therapeutics, Inc	7
4,964	*,e	CTI BioPharma Corp	9
1,140	*	Cytokinetics, Inc	8
2,389	*,e	Cytori Therapeutics, Inc	3
2,438	*,e	CytRx Corp	8
2,984	*	Depomed, Inc	67
5,955	*	Dyax Corp	100
1,160	*,e	Dynavax Technologies Corp	26
41,964		Eli Lilly & Co	3,049
1,234	*	Emergent Biosolutions, Inc	35
464	*,e	Enanta Pharmaceuticals, Inc	14
7,548	*	Endo International plc	677
1,449	*,e	Endocyte, Inc	9
1,545	*	Enzo Biochem, Inc	5
578	*,e	Epizyme, Inc	11
273	*	Esperion Thereapeutics, Inc	25
3,648	*,e	Exact Sciences Corp	80
8,337	*,e	Exelixis, Inc	21
365	*	FibroGen, Inc	11
731	*	Five Prime Therapeutics, Inc	17
1,247	*,e	Fluidigm Corp	52
450	*,e	Foundation Medicine, Inc	22
813	*,e	Galectin Therapeutics, Inc	3
3,544	*,e	Galena Biopharma, Inc	5
810	*	Genomic Health, Inc	25
6,445	*,e	Geron Corp	24
65,718	*	Gilead Sciences, Inc	6,449
4,607	*	Halozyme Therapeutics, Inc	66
827	*	Heron Therapeutics, Inc	12
2,885	*	Horizon Pharma plc	75
7,052	*	Hospira, Inc	619
400	*	Hyperion Therapeutics, Inc	18
2,542	*,e	Idera Pharmaceuticals, Inc	9
1,333	*,e	IGI Laboratories, Inc	11
5,949	*	Illumina, Inc	1,104
3,866	*,e	Immunogen, Inc	35
3,543	*,e	Immunomedics, Inc	14
3,148	*	Impax Laboratories, Inc	148
352	*	INC Research Holdings, Inc	11
6,383	*	Incyte Corp	585
2,197	*	Infinity Pharmaceuticals, Inc	31
2,690	*,e	Inovio Pharmaceuticals, Inc	22
1,712	*	Insmed, Inc	36
430	*,e	Insys Therapeutics, Inc	25
551	*,e	Intercept Pharmaceuticals, Inc	155
755	*,e	Intra-Cellular Therapies, Inc	18
1,591	*,e	Intrexon Corp	72
5,284	*	Ironwood Pharmaceuticals, Inc	85
5,202	*,e	Isis Pharmaceuticals, Inc	331
2,624	*	Jazz Pharmaceuticals plc	453
120,577		Johnson & Johnson	12,130
427	*	Juno Therapeutics, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

557	*,e	Karyopharm Therapeutics, Inc	$17
3,747	*,e	Keryx Biopharmaceuticals, Inc	48
462	*,e	Kindred Biosciences Inc	3
445	*,e	Kite Pharma, Inc	26
765	*,e	KYTHERA Biopharmaceuticals, Inc	38
1,137	*	Lannett Co, Inc	77
10,577	*,e	Lexicon Pharmaceuticals, Inc	10
925	*	Ligand Pharmaceuticals, Inc (Class B)	71
1,879	*	Luminex Corp	30
890	*	MacroGenics, Inc	28
4,890	*	Mallinckrodt plc	619
10,048	*,e	MannKind Corp	52
2,880	*	Medicines Co	81
3,431	*	Medivation, Inc	443
125,142		Merck & Co, Inc	7,193
4,183	*,e	Merrimack Pharmaceuticals, Inc	50
1,239	*	Mettler-Toledo International, Inc	407
3,906	*,e	MiMedx Group, Inc	41
332	*,e	Mirati Therapeutics, Inc	10
2,284	*	Momenta Pharmaceuticals, Inc	35
15,807	*	Mylan NV	938
3,082	*,e	Myriad Genetics, Inc	109
460	*	NanoString Technologies, Inc	5
1,676	*,e	NanoViricides, Inc	4
4,406	*,e	Navidea Biopharmceuticals, Inc	7
5,532	*	Nektar Therapeutics	61
1,004	*,e	NeoStem, Inc	3
3,110	*,e	Neuralstem, Inc	6
3,256	*	Neurocrine Biosciences, Inc	129
866	*,e	NewLink Genetics Corp	47
1,597	*,e	Northwest Biotherapeutics, Inc	12
9,302	*,e	Novavax, Inc	77
868	*	Ohr Pharmaceutical, Inc	2
1,496	*,e	Omeros Corp	33
542	*,e	OncoMed Pharmaceuticals, Inc	14
3,016	*	Oncothyreon, Inc	5
490	*	Ophthotech Corp	23
8,743	*,e	Opko Health, Inc	124
4,355	*,e	Orexigen Therapeutics, Inc	34
2,776	*,e	Organovo Holdings, Inc	10
807	*,e	Osiris Therapeutics, Inc	14
328	*	Otonomy, Inc	12
1,035	*,e	OvaScience, Inc	36
2,513	*	Pacific Biosciences of California, Inc	15
1,577	*,e	Pacira Pharmaceuticals, Inc	140
1,692	*	Pain Therapeutics, Inc	3
2,297	*	Parexel International Corp	158
7,108	e	PDL BioPharma, Inc	50
6,277	*,e	Peregrine Pharmaceuticals, Inc	8
5,006	*	PerkinElmer, Inc	256
1,426	*,e	Pernix Therapeutics Holdings, Inc	15
5,809		Perrigo Co plc	962
271,454		Pfizer, Inc	9,444
2,681	*	Pharmacyclics, Inc	686
638		Phibro Animal Health Corp	23
1,633	*	Portola Pharmaceuticals, Inc	62
1,425		Pozen, Inc	11
785	*	PRA Health Sciences, Inc	23
2,523	*	Prestige Brands Holdings, Inc	108
2,427	*	Progenics Pharmaceuticals, Inc	14
955	*	Prothena Corp plc	36
988	*	PTC Therapeutics, Inc	60
1,018	*,e	Puma Biotechnology, Inc	240

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,224	*	Qiagen NV (NASDAQ)	$283
2,163	*	Quintiles Transnational Holdings, Inc	145
209	*	Radius Health, Inc	9
2,377	*,e	Raptor Pharmaceutical Corp	26
942	*	Receptos, Inc	155
3,409	*	Regeneron Pharmaceuticals, Inc	1,539
424	*	Regulus Therapeutics, Inc	7
731	*	Relypsa, Inc	26
1,493	*	Repligen Corp	45
714	*,e	Repros Therapeutics, Inc	6
740	*	Retrophin, Inc	18
380	*,e	Revance Therapeutics, Inc	8
3,471	*	Rigel Pharmaceuticals, Inc	12
228	*	Sage Therapeutics, Inc	11
978	*	Sagent Pharmaceuticals	23
2,764	*,e	Salix Pharmaceuticals Ltd	478
3,004	*	Sangamo Biosciences, Inc	47
1,786	*,e	Sarepta Therapeutics, Inc	24
2,738	*	Sciclone Pharmaceuticals, Inc	24
4,705	*,e	Seattle Genetics, Inc	166
4,993	*,e	Sequenom, Inc	20
332	*	Spark Therapeutics, Inc	26
2,652	*,e	Spectrum Pharmaceuticals, Inc	16
414	*,e	Stemline Therapeutics, Inc	6
620	*	Sucampo Pharmaceuticals, Inc (Class A)	10
1,424	*	Sunesis Pharmaceuticals, Inc	3
1,275	*	Supernus Pharmaceuticals, Inc	15
949	*,e	Synageva BioPharma Corp	93
3,578	*,e	Synergy Pharmaceuticals, Inc	17
1,821	*,e	Synta Pharmaceuticals Corp	4
860	*	TESARO, Inc	49
978	*	Tetraphase Pharmaceuticals, Inc	36
647	*,e	TG Therapeutics, Inc	10
3,604	*,e	TherapeuticsMD, Inc	22
956	*,e	Theravance Biopharma, Inc	17
3,648	e	Theravance, Inc	57
16,964		Thermo Electron Corp	2,279
2,098	*,e	Threshold Pharmaceuticals, Inc	8
360	*	Ultragenyx Pharmaceutical, Inc	22
2,129	*	United Therapeutics Corp	367
1,501	*,e	Vanda Pharmaceuticals, Inc	14
637	*,e	Verastem, Inc	6
306	*,e	Versartis, Inc	6
10,245	*	Vertex Pharmaceuticals, Inc	1,209
238	*,e	Vital Therapies, Inc	6
4,844	*,e	Vivus, Inc	12
1,150	*,e	VWR Corp	30
3,601	*	Waters Corp	448
607	*	Xencor Inc	9
1,508	*	Xenoport, Inc	11
3,261	*,e	XOMA Corp	12
319	*	Zafgen, Inc	13
3,762	*,e	ZIOPHARM Oncology, Inc	40
21,647		Zoetis Inc	1,002
3,161	*,e	Zogenix, Inc	4
266	*	ZS Pharma, Inc	11

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	91,570

REAL ESTATE - 4.0%
2,427		Acadia Realty Trust	85
755		AG Mortgage Investment Trust	14
505		Agree Realty Corp	17
2,153		Alexander & Baldwin, Inc	93
104		Alexander’s, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,234		Alexandria Real Estate Equities, Inc	$317
63	*,e	Altisource Asset Management Corp	12
646	*	Altisource Portfolio Solutions S.A.	8
2,533		Altisource Residential Corp	53
1,470		American Assets Trust,Inc	64
4,716		American Campus Communities, Inc	202
15,422		American Capital Agency Corp	329
1,755		American Capital Mortgage, Inc	32
6,154		American Homes 4 Rent	102
34,306	*	American Realty Capital Properties, Inc	338
1,408	*	American Residential Properties, Inc	25
17,891		American Tower Corp	1,684
39,655		Annaly Capital Management, Inc	412
6,519		Anworth Mortgage Asset Corp	33
6,612		Apartment Investment & Management Co (Class A)	260
1,693		Apollo Commercial Real Estate Finance, Inc	29
1,288		Ares Commercial Real Estate Corp	14
719		Armada Hoffler Properties, Inc	8
17,114	*	ARMOUR Residential REIT, Inc	54
1,123		Ashford Hospitality Prime, Inc	19
3,090		Ashford Hospitality Trust, Inc	30
2,311		Associated Estates Realty Corp	57
454	*	AV Homes, Inc	7
5,727		AvalonBay Communities, Inc	998
860		Aviv REIT, Inc	31
8,551		BioMed Realty Trust, Inc	194
6,566		Boston Properties, Inc	922
7,051		Brandywine Realty Trust	113
2,124		Brixmor Property Group, Inc	56
3,772		Camden Property Trust	295
2,582		Campus Crest Communities, Inc	18
4,568	e	Capstead Mortgage Corp	54
1,204		CareTrust REIT, Inc	16
507		CatchMark Timber Trust Inc	6
7,707		CBL & Associates Properties, Inc	153
11,548	*	CBRE Group, Inc	447
2,712		Cedar Shopping Centers, Inc	20
11,388		Chambers Street Properties	90
1,145		Chatham Lodging Trust	34
2,191		Chesapeake Lodging Trust	74
45,800		Chimera Investment Corp	144
4,557	e	Colony Financial, Inc	118
5,509		Columbia Property Trust, Inc	149
267		Consolidated-Tomoka Land Co	16
1,380		CorEnergy Infrastructure Trust, Inc	10
958		Coresite Realty	47
3,770		Corporate Office Properties Trust	111
8,737		Cousins Properties, Inc	93
14,241		Crown Castle International Corp	1,175
6,373		CubeSmart	154
886		CyrusOne, Inc	28
6,587		CYS Investments, Inc	59
3,638		DCT Industrial Trust, Inc	126
13,295		DDR Corp	248
8,922		DiamondRock Hospitality Co	126
5,887		Digital Realty Trust, Inc	388
6,476		Douglas Emmett, Inc	193
14,712		Duke Realty Corp	320
2,984		DuPont Fabros Technology, Inc	98
2,653		Dynex Capital, Inc	22
1,377		EastGroup Properties, Inc	83
1,738		Education Realty Trust, Inc	62
4,070		Empire State Realty Trust, Inc	77
2,373		Entertainment Properties Trust	142

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,339	*	Equity Commonwealth	$142
3,812		Equity Lifestyle Properties, Inc	209
2,651		Equity One, Inc	71
15,388		Equity Residential	1,198
2,666		Essex Property Trust, Inc	613
2,196		Excel Trust, Inc	31
5,080		Extra Space Storage, Inc	343
2,946		Federal Realty Investment Trust	434
5,675		FelCor Lodging Trust, Inc	65
4,909		First Industrial Realty Trust, Inc	105
2,547		First Potomac Realty Trust	30
7,235	*	Forest City Enterprises, Inc (Class A)	185
1,790	*	Forestar Real Estate Group, Inc	28
4,124		Franklin Street Properties Corp	53
309	*	FRP Holdings, Inc	11
3,679		Gaming and Leisure Properties, Inc	136
25,513		General Growth Properties, Inc	754
3,325		Geo Group, Inc	145
1,193		Getty Realty Corp	22
498		Gladstone Commercial Corp	9
2,488		Government Properties Income Trust	57
1,282		Gramercy Property Trust, Inc	36
939		Hannon Armstrong Sustainable Infrastructure Capital, Inc	17
4,525		Hatteras Financial Corp	82
19,744		HCP, Inc	853
14,703		Health Care REIT, Inc	1,137
4,129		Healthcare Realty Trust, Inc	115
5,217		Healthcare Trust of America, Inc	145
9,247		Hersha Hospitality Trust	60
3,988		Highwoods Properties, Inc	183
2,526		Home Properties, Inc	175
6,635		Hospitality Properties Trust	219
33,426		Host Marriott Corp	675
1,731	*	Howard Hughes Corp	268
2,411		Hudson Pacific Properties	80
4,699		Inland Real Estate Corp	50
5,430		Invesco Mortgage Capital, Inc	84
4,600		Investors Real Estate Trust	35
7,806		Iron Mountain, Inc	285
4,086	*	iStar Financial, Inc	53
1,921		Jones Lang LaSalle, Inc	327
3,185		Kennedy-Wilson Holdings, Inc	83
3,625		Kilroy Realty Corp	276
17,885		Kimco Realty Corp	480
1,459		Kite Realty Group Trust	41
3,450		Lamar Advertising Co	204
4,588		LaSalle Hotel Properties	178
9,098	e	Lexington Corporate Properties Trust	89
6,528		Liberty Property Trust	233
1,589		LTC Properties, Inc	73
6,679		Macerich Co	563
3,035		Mack-Cali Realty Corp	59
359	*	Marcus & Millichap, Inc	13
7,595		Medical Properties Trust, Inc	112
16,597		MFA Mortgage Investments, Inc	130
3,448		Mid-America Apartment Communities, Inc	266
2,597		Monmouth Real Estate Investment Corp (Class A)	29
1,466		National Health Investors, Inc	104
5,581		National Retail Properties, Inc	229
5,809		New Residential Investment Corp	87
4,058	e	New York Mortgage Trust, Inc	32
4,389	*	New York REIT, Inc	46
8,103		NorthStar Realty Finance Corp	147
5,558	e	Omega Healthcare Investors, Inc	226

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

567		One Liberty Properties, Inc	$14
5,586		Outfront Media, Inc	167
486		Owens Realty Mortgage, Inc	7
6,208		Paramount Group, Inc	120
3,151		Parkway Properties, Inc	55
2,708		Pebblebrook Hotel Trust	126
3,002		Pennsylvania REIT	70
2,341		Pennymac Mortgage Investment Trust	50
1,488		Physicians Realty Trust	26
6,792		Piedmont Office Realty Trust, Inc	126
7,355		Plum Creek Timber Co, Inc	320
2,497		Post Properties, Inc	142
1,510		Potlatch Corp	60
22,284		Prologis, Inc	971
664		PS Business Parks, Inc	55
6,115		Public Storage, Inc	1,206
700		QTS Realty Trust, Inc	25
3,606	e	RAIT Investment Trust	25
2,750		Ramco-Gershenson Properties	51
5,353		Rayonier, Inc	144
370		Re/Max Holdings, Inc	12
6,443	*	Realogy Holdings Corp	293
8,997	e	Realty Income Corp	464
3,754		Redwood Trust, Inc	67
4,031		Regency Centers Corp	274
5,774		Resource Capital Corp	26
2,782		Retail Opportunities Investment Corp	51
10,454		Retail Properties of America, Inc	168
1,275		Rexford Industrial Realty, Inc	20
5,656		RLJ Lodging Trust	177
1,626	e	Rouse Properties, Inc	31
1,915		Ryman Hospitality Properties	117
2,072		Sabra Healthcare REIT, Inc	69
330		Saul Centers, Inc	19
1,621		Select Income REIT	41
8,996		Senior Housing Properties Trust	200
1,684		Silver Bay Realty Trust Corp	27
13,243		Simon Property Group, Inc	2,591
4,214		SL Green Realty Corp	541
1,406		Sovran Self Storage, Inc	132
17,735		Spirit Realty Capital, Inc	214
2,792	*,e	St. Joe Co	52
2,296		STAG Industrial, Inc	54
10,289		Starwood Property Trust, Inc	250
1,712	e	Starwood Waypoint Residential Trust	44
1,068		STORE Capital Corp	25
10,891	*	Strategic Hotels & Resorts, Inc	135
3,813		Summit Hotel Properties, Inc	54
1,818		Sun Communities, Inc	121
8,184		Sunstone Hotel Investors, Inc	136
3,910		Tanger Factory Outlet Centers, Inc	138
2,937		Taubman Centers, Inc	227
790	*	Tejon Ranch Co	21
1,449		Terreno Realty Corp	33
880	e	Trade Street Residential, Inc	6
16,078		Two Harbors Investment Corp	171
10,915		UDR, Inc	371
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	32
4,031		Urban Edge Properties	96
227		Urstadt Biddle Properties, Inc (Class A)	5
13,447		Ventas, Inc	982
8,063		Vornado Realty Trust	903
3,060		Washington REIT	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,688		Weingarten Realty Investors	$205
1,871	e	Western Asset Mortgage Capital Corp	28
23,480		Weyerhaeuser Co	778
976		Whitestone REIT	16
4,380		WP Carey, Inc	298
8,279		WP GLIMCHER, Inc	138

		TOTAL REAL ESTATE	39,778

RETAILING - 4.7%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	15
2,942		Aaron’s, Inc	83
3,193	e	Abercrombie & Fitch Co (Class A)	70
3,092		Advance Auto Parts, Inc	463
3,935	*,e	Aeropostale, Inc	14
16,032	*	Amazon.com, Inc	5,966
7,658		American Eagle Outfitters, Inc	131
367	*	America’s Car-Mart, Inc	20
2,149	*	Ann Taylor Stores Corp	88
1,365	*	Asbury Automotive Group, Inc	113
5,511	*	Ascena Retail Group, Inc	80
2,882	*	Autonation, Inc	185
1,396	*	AutoZone, Inc	952
1,708	*	Barnes & Noble, Inc	41
1,533		Bebe Stores, Inc	6
7,799	*	Bed Bath & Beyond, Inc	599
12,161		Best Buy Co, Inc	460
824		Big 5 Sporting Goods Corp	11
2,215		Big Lots, Inc	106
645	*	Blue Nile, Inc	20
447	e	Bon-Ton Stores, Inc	3
1,976		Brown Shoe Co, Inc	65
1,023	e	Buckle, Inc	52
512	*	Build-A-Bear Workshop, Inc	10
1,263	*	Burlington Stores, Inc	75
2,171	*,e	Cabela’s, Inc	121
9,432	*	Carmax, Inc	651
966		Cato Corp (Class A)	38
6,766		Chico’s FAS, Inc	120
621		Children’s Place Retail Stores, Inc	40
1,400	*	Christopher & Banks Corp	8
836	*	Citi Trends, Inc	23
1,176	*,e	Conn’s, Inc	36
764	*,e	Container Store Group, Inc	14
1,054		Core-Mark Holding Co, Inc	68
3,342		CST Brands, Inc	146
632		Destination Maternity Corp	9
2,260	*	Destination XL Group, Inc	11
3,844		Dick’s Sporting Goods, Inc	219
964		Dillard’s, Inc (Class A)	132
13,082	*	Dollar General Corp	986
8,775	*	Dollar Tree, Inc	712
3,192		DSW, Inc (Class A)	118
1,789	*	EVINE Live, Inc	12
4,230		Expedia, Inc	398
3,681	*	Express Parent LLC	61
4,155		Family Dollar Stores, Inc	329
2,244		Finish Line, Inc (Class A)	55
1,946	*	Five Below, Inc	69
6,440		Foot Locker, Inc	406
2,024	*	Francesca’s Holdings Corp	36
191		Fred’s, Inc (Class A)	3
911	*	FTD Cos, Inc	27
683	*	Gaiam, Inc (Class A)	5
4,345	e	GameStop Corp (Class A)	165

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,852		Gap, Inc	$470
979	*	Genesco, Inc	70
6,558		Genuine Parts Co	611
3,997		GNC Holdings, Inc	196
1,038		Group 1 Automotive, Inc	90
21,229	*	Groupon, Inc	153
2,720		Guess?, Inc	51
983		Haverty Furniture Cos, Inc	24
626	*,e	HHgregg, Inc	4
1,136	*,e	Hibbett Sports, Inc	56
58,321		Home Depot, Inc	6,626
1,388		HSN, Inc	95
11,443	*,e	JC Penney Co, Inc	96
705	*	Kirkland’s, Inc	17
8,751		Kohl’s Corp	685
10,446		L Brands, Inc	985
733	*,e	Lands’ End, Inc	26
20,656	*	Liberty Interactive Corp	603
3,368	*	Liberty TripAdvisor Holdings, Inc	107
5,863	*	Liberty Ventures	246
1,015		Lithia Motors, Inc (Class A)	101
13,288	*	LKQ Corp	340
43,586		Lowe’s Companies, Inc	3,242
1,262	*	Lumber Liquidators, Inc	39
14,571		Macy’s, Inc	946
1,129	*	MarineMax, Inc	30
669	*	Mattress Firm Holding Corp	47
2,120		Men’s Wearhouse, Inc	111
711	*	Michaels Cos, Inc	19
1,383		Monro Muffler, Inc	90
1,808	*	Murphy USA, Inc	131
2,557	*	NetFlix, Inc	1,065
888	*	New York & Co, Inc	2
5,869		Nordstrom, Inc	471
1,665		Nutri/System, Inc	33
21,270	*	Office Depot, Inc	196
2,239	*	Orbitz Worldwide, Inc	26
4,466	*	O’Reilly Automotive, Inc	966
555	e	Outerwall, Inc	37
567	*,e	Overstock.com, Inc	14
1,931		Penske Auto Group, Inc	99
2,583	*	PEP Boys - Manny Moe & Jack	25
1,182	e	PetMed Express, Inc	19
4,307	e	Pier 1 Imports, Inc	60
2,204	*	Priceline.com, Inc	2,566
2,196		Rent-A-Center, Inc	60
1,378	*	Restoration Hardware Holdings, Inc	137
8,935		Ross Stores, Inc	941
6,973	*	Sally Beauty Holdings, Inc	240
1,052	*,e	Sears Holdings Corp	43
527	*	Sears Hometown and Outlet Stores, Inc	4
2,535	*	Select Comfort Corp	87
775		Shoe Carnival, Inc	23
1,725	*	Shutterfly, Inc	78
3,406		Signet Jewelers Ltd	473
1,782		Sonic Automotive, Inc (Class A)	44
1,474		Stage Stores, Inc	34
27,610		Staples, Inc	450
1,440		Stein Mart, Inc	18
461	*	Systemax, Inc	6
27,117		Target Corp	2,225
4,709		Tiffany & Co	414
834	*,e	Tile Shop Holdings, Inc	10
432	*	Tilly’s, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

29,975		TJX Companies, Inc	$2,100
5,829		Tractor Supply Co	496
1,214		Travelport Worldwide Ltd	20
4,734	*	TripAdvisor, Inc	394
1,789	*	Tuesday Morning Corp	29
2,688	*	Ulta Salon Cosmetics & Fragrance, Inc	405
4,351	*	Urban Outfitters, Inc	199
1,434	*	Vitamin Shoppe, Inc	59
857	*	VOXX International Corp (Class A)	8
516	*	Wayfair, Inc	17
640	*	West Marine, Inc	6
3,947		Williams-Sonoma, Inc	315
133		Winmark Corp	12
578	*,e	zulily, Inc	7
1,062	*	Zumiez, Inc	43

		TOTAL RETAILING	45,936

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
1,955	*	Advanced Energy Industries, Inc	50
27,659	*,e	Advanced Micro Devices, Inc	74
844	*	Alpha & Omega Semiconductor Ltd	7
13,288		Altera Corp	570
1,258	*,e	Ambarella, Inc	95
3,751	*	Amkor Technology, Inc	33
13,167		Analog Devices, Inc	830
52,171		Applied Materials, Inc	1,177
3,483	*,e	Applied Micro Circuits Corp	18
18,162		Atmel Corp	149
308	*,e	Audience, Inc	1
10,685		Avago Technologies Ltd	1,357
5,359	*	Axcelis Technologies, Inc	13
22,680		Broadcom Corp (Class A)	982
3,308		Brooks Automation, Inc	38
1,066	*	Cabot Microelectronics Corp	53
569	*	Cascade Microtech, Inc	8
2,349	*	Cavium Networks, Inc	166
1,137	*	Ceva, Inc	24
2,833	*	Cirrus Logic, Inc	94
1,302		Cohu, Inc	14
4,783	*,e	Cree, Inc	170
12,378		Cypress Semiconductor Corp	175
1,810	*	Diodes, Inc	52
1,224	*	DSP Group, Inc	15
5,258	*	Entegris, Inc	72
4,315	*	Entropic Communications, Inc	13
2,381	*	Exar Corp	24
5,825	*	Fairchild Semiconductor International, Inc	106
2,788	*	First Solar, Inc	167
2,618	*	Formfactor, Inc	23
4,624	*	Freescale Semiconductor Holdings Ltd	188
1,024	*	Inphi Corp	18
5,027	*	Integrated Device Technology, Inc	101
1,216		Integrated Silicon Solution, Inc	22
212,173		Intel Corp	6,635
5,704		Intersil Corp (Class A)	82
1,231		IXYS Corp	15
7,101		Kla-Tencor Corp	414
3,559	*	Kopin Corp	13
6,912		Lam Research Corp	485
5,950	*	Lattice Semiconductor Corp	38
9,974		Linear Technology Corp	467
515	*,e	MA-COM Technology Solutions	19
16,448		Marvell Technology Group Ltd	242

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,838		Maxim Integrated Products, Inc	$412
1,067	*	MaxLinear, Inc	9
2,455		Micrel, Inc	37
8,709	e	Microchip Technology, Inc	426
45,428	*	Micron Technology, Inc	1,232
3,505	*	Microsemi Corp	124
2,438		MKS Instruments, Inc	82
1,709		Monolithic Power Systems, Inc	90
1,014	*	Nanometrics, Inc	17
258		NVE Corp	18
23,754		Nvidia Corp	497
2,460	*	Omnivision Technologies, Inc	65
17,573	*	ON Semiconductor Corp	213
1,181	*	PDF Solutions, Inc	21
1,447		Pericom Semiconductor Corp	22
2,703	*	Photronics, Inc	23
6,977	*	PMC - Sierra, Inc	65
1,292		Power Integrations, Inc	67
6,056	*	Qorvo, Inc	483
2,350	*,e	QuickLogic Corp	5
5,356	*	Rambus, Inc	67
782	*,e	Rubicon Technology, Inc	3
1,464	*	Rudolph Technologies, Inc	16
3,192	*	Semtech Corp	85
1,948	*	Silicon Laboratories, Inc	99
8,093		Skyworks Solutions, Inc	795
11,803	*,e	SunEdison, Inc	283
1,881	*,e	SunPower Corp	59
8,744		Teradyne, Inc	165
1,935		Tessera Technologies, Inc	78
46,018		Texas Instruments, Inc	2,632
928	*	Ultra Clean Holdings	7
1,279	*	Ultratech, Inc	22
1,796	*	Veeco Instruments, Inc	55
2,231	*	Vitesse Semiconductor Corp	12
2,408	*	Xcerra Corp	21
11,280		Xilinx, Inc	477

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	24,093

SOFTWARE & SERVICES - 10.2%
527	*,e	A10 Networks, Inc	2
27,078		Accenture plc	2,537
5,487	*	ACI Worldwide, Inc	119
20,804		Activision Blizzard, Inc	473
1,945	*	Actua Corp	30
3,414	*	Acxiom Corp	63
21,117	*	Adobe Systems, Inc	1,561
2,284		Advent Software, Inc	101
7,535	*	Akamai Technologies, Inc	535
2,525	*	Alliance Data Systems Corp	748
384	*,e	Amber Road, Inc	4
6,600		Amdocs Ltd	359
764	*	American Software, Inc (Class A)	8
1,936	*,e	Angie’s List, Inc	11
3,853	*	Ansys, Inc	340
3,546	*	AOL, Inc	140
3,703	*	Aspen Technology, Inc	143
9,642	*	Autodesk, Inc	565
20,504		Automatic Data Processing, Inc	1,756
1,528	*	AVG Technologies NV	33
2,964	*	Bankrate, Inc	34
330	*	Barracuda Networks, Inc	13
2,221	*	Bazaarvoice, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

190	*,e	Benefitfocus, Inc	$7
2,030		Blackbaud, Inc	96
2,216	*	Blackhawk Network Holdings, Inc	79
2,003	*	Blucora, Inc	27
3,300		Booz Allen Hamilton Holding Co	96
1,713	*	Bottomline Technologies, Inc	47
1,247	*	Brightcove, Inc	9
4,966		Broadridge Financial Solutions, Inc	273
1,345	*	BroadSoft, Inc	45
13,448		CA, Inc	439
1,033	*	CACI International, Inc (Class A)	93
13,010	*	Cadence Design Systems, Inc	240
2,042	*	Callidus Software, Inc	26
540	*	Carbonite, Inc	8
1,580	*	Cardtronics, Inc	59
480		Cass Information Systems, Inc	27
7,080		CDK Global, Inc	331
921	*,e	ChannelAdvisor Corp	9
3,700	*	Ciber, Inc	15
1,503	*	Cimpress NV	127
7,162	*	Citrix Systems, Inc	457
25,989	*	Cognizant Technology Solutions Corp (Class A)	1,621
2,159	*	Commvault Systems, Inc	94
6,266		Computer Sciences Corp	409
760		Computer Task Group, Inc	6
1,622	*	comScore, Inc	83
1,059	*	Comverse, Inc	21
1,503	*	Constant Contact, Inc	57
4,473		Convergys Corp	102
2,343	*	Cornerstone OnDemand, Inc	68
1,288	*	CoStar Group, Inc	255
518	*,e	Coupons.com, Inc	6
1,327	*	Covisint Corp	3
1,795		CSG Systems International, Inc	55
801	*,e	Cvent, Inc	22
708	*	Datalink Corp	9
2,356	*	DealerTrack Holdings, Inc	91
289	*	Demand Media, Inc	2
1,330	*,e	Demandware, Inc	81
1,843	*	Dice Holdings, Inc	16
335	e	Digimarc Corp	7
1,152		DST Systems, Inc	128
4,694		EarthLink Holdings Corp	21
54,236	*	eBay, Inc	3,128
1,340	e	Ebix, Inc	41
13,392	*	Electronic Arts, Inc	788
1,070	*	Ellie Mae, Inc	59
1,343	*	Endurance International Group Holdings, Inc	26
1,037	*,e	EnerNOC, Inc	12
1,507	*	Envestnet, Inc	85
1,577	*	EPAM Systems, Inc	97
1,587		EPIQ Systems, Inc	28
206	*	ePlus, Inc	18
2,311		Equinix, Inc	538
2,184	*	Euronet Worldwide, Inc	128
2,895		EVERTEC, Inc	63
309	*	Everyday Health, Inc	4
1,501	*	ExlService Holdings, Inc	56
84,272	*	Facebook, Inc	6,928
1,730		Factset Research Systems, Inc	275
1,085		Fair Isaac Corp	96
12,168		Fidelity National Information Services, Inc	828
3,795	*,e	FireEye, Inc	149
3,654	*	First American Corp	129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,606	*	Fiserv, Inc	$842
3,530	*	FleetCor Technologies, Inc	533
1,659	*,e	FleetMatics Group plc	74
573		Forrester Research, Inc	21
6,352	*	Fortinet, Inc	222
3,833	*	Gartner, Inc	321
6,294	*	Genpact Ltd	146
1,086	*	Gigamon, Inc	23
2,712	*	Global Cash Access, Inc	21
2,917		Global Payments, Inc	267
615	*	Global Sources Ltd	4
4,062	*,e	Glu Mobile, Inc	20
2,479	*,e	Gogo, Inc	47
12,153	*	Google, Inc	6,660
11,958	*	Google, Inc (Class A)	6,633
406	*	GrubHub, Inc	18
580	*	GTT Communications, Inc	11
680	*	Guidance Software, Inc	4
2,990	*	Guidewire Software, Inc	157
1,547		Hackett Group, Inc	14
1,374		Heartland Payment Systems, Inc	64
1,560	*	Higher One Holdings, Inc	4
4,132	*	HomeAway, Inc	125
3,119		IAC/InterActiveCorp	210
1,627	*	iGate Corp	69
894	*	Imperva, Inc	38
2,288	*	Infoblox, Inc	55
4,979	*	Informatica Corp	218
1,502		Information Services Group, Inc	6
766	*,e	Interactive Intelligence, Inc	32
3,256	*	Internap Network Services Corp	33
40,341		International Business Machines Corp	6,475
12,031		Intuit, Inc	1,167
1,848		j2 Global, Inc	121
3,657		Jack Henry & Associates, Inc	256
1,823	*	Jive Software, Inc	9
1,403	*	Knot, Inc	25
3,283	*	Kofax Ltd	36
2,949		Leidos Holdings, Inc	124
2,822	*	LendingClub Corp	55
3,363	*	Limelight Networks, Inc	12
4,428	*	LinkedIn Corp	1,106
3,304	*	Lionbridge Technologies	19
1,143	*,e	Liquidity Services, Inc	11
2,686	*	Liveperson, Inc	28
1,024	*	LogMeIn, Inc	57
346	*	Luxoft Holding, Inc	18
716	*	magicJack VocalTec Ltd	5
2,932	*	Manhattan Associates, Inc	148
307		Mantech International Corp (Class A)	10
1,311		Marchex, Inc (Class B)	5
1,197	*	Marin Software, Inc	8
1,134	*	Marketo, Inc	29
42,976		Mastercard, Inc (Class A)	3,713
455	*	Mavenir Systems, Inc	8
2,782		MAXIMUS, Inc	186
4,392		Mentor Graphics Corp	106
352,362		Microsoft Corp	14,325
425	*	MicroStrategy, Inc (Class A)	72
3,264	*,e	Millennial Media, Inc	5
844	*	Model N, Inc	10
2,352	*	ModusLink Global Solutions, Inc	9
1,065	*	MoneyGram International, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,800		Monotype Imaging Holdings, Inc	$59
4,071	*,e	Monster Worldwide, Inc	26
1,792	*	Netscout Systems, Inc	79
1,828	*,e	NetSuite, Inc	170
2,439	*,e	NeuStar, Inc (Class A)	60
2,981		NIC, Inc	53
11,833	*	Nuance Communications, Inc	170
335	*,e	OPOWER, Inc	3
140,554		Oracle Corp	6,065
9,063	*,e	Pandora Media, Inc	147
13,554		Paychex, Inc	672
1,584		Pegasystems, Inc	34
1,536	*	Perficient, Inc	32
958	*	PRGX Global, Inc	4
1,469	*	Progress Software Corp	40
1,629	*	Proofpoint, Inc	96
1,099	*	PROS Holdings, Inc	27
4,967	*	PTC, Inc	180
440	*	Q2 Holdings, Inc	9
400		QAD, Inc (Class A)	10
3,971	*	QLIK Technologies, Inc	124
700	*	Qualys, Inc	33
1,192	*	QuinStreet, Inc	7
5,171	*	Rackspace Hosting, Inc	267
1,111	*	Rally Software Development Corp	17
1,085	*	RealNetworks, Inc	7
2,115	*	RealPage, Inc	43
7,998	*	Red Hat, Inc	606
393		Reis, Inc	10
1,375	*,e	RetailMeNot, Inc	25
289	*	Rightside Group Ltd	3
801	*,e	Rocket Fuel, Inc	7
560	*	Rosetta Stone, Inc	4
3,677	*	Rovi Corp	67
1,990	e	Sabre Corp	48
26,402	*	Salesforce.com, Inc	1,764
594	*	Sapiens International Corp NV	5
1,520		Science Applications International Corp	78
1,059	*	Sciquest, Inc	18
1,446	*	Seachange International, Inc	11
6,099	*	ServiceNow, Inc	480
2,827	*,e	ServiceSource International LLC	9
666	*,e	Shutterstock, Inc	46
1,525	*,e	Silver Spring Networks, Inc	14
2,993	*	SolarWinds, Inc	153
2,797		Solera Holdings, Inc	145
5,214	*	Splunk, Inc	309
690	*	SPS Commerce, Inc	46
2,996		SS&C Technologies Holdings, Inc	187
595	*	Stamps.com, Inc	40
1,911	*	Sykes Enterprises, Inc	47
29,719		Symantec Corp	694
1,551	*	Synchronoss Technologies, Inc	74
6,320	*	Synopsys, Inc	293
1,488	*	Syntel, Inc	77
1,633	*	TA Indigo Holding Corp	17
1,675	*	Tableau Software, Inc	155
3,038	*	Take-Two Interactive Software, Inc	77
1,464	*	Tangoe, Inc	20
708	*	TechTarget, Inc	8
2,099	*	TeleCommunication Systems, Inc (Class A)	8
834	*	TeleNav, Inc	7
922		TeleTech Holdings, Inc	23
6,688	*	Teradata Corp	295

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

840	*	Textura Corp	$23
5,735	*	TiVo, Inc	61
7,388		Total System Services, Inc	282
285	*	Travelzoo, Inc	3
1,467	*,e	Tremor Video, Inc	3
21,857	*	Twitter, Inc	1,095
1,414	*	Tyler Technologies, Inc	170
1,265	*	Ultimate Software Group, Inc	215
2,160	*	Unisys Corp	50
4,640	*	Unwired Planet, Inc	3
5,492	*	Vantiv, Inc	207
225	*,e	Varonis Systems, Inc	6
792	*,e	Vasco Data Security International	17
5,078	*	VeriFone Systems, Inc	177
2,379	*	Verint Systems, Inc	147
4,521	*,e	VeriSign, Inc	303
2,063	*,e	VirnetX Holding Corp	13
1,136	*	Virtusa Corp	47
85,884		Visa, Inc (Class A)	5,618
3,679	*	VMware, Inc (Class A)	302
2,387	*,e	Vringo, Inc	2
1,683	*,e	WebMD Health Corp (Class A)	74
2,286	*	Website Pros, Inc	43
23,123		Western Union Co	481
1,736	*	WEX, Inc	186
622	*	Wix.com Ltd	12
4,135	*	Workday, Inc	349
50,001		Xerox Corp	643
1,381	*,e	Xoom Corp	20
40,188	*	Yahoo!, Inc	1,786
2,240	*,e	Yelp, Inc	106
485	*	Zendesk, Inc	11
2,098	*,e	Zillow Group, Inc	210
3,311	*	Zix Corp	13
31,985	*	Zynga, Inc	91

		TOTAL SOFTWARE & SERVICES	100,863

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
4,845	*,e	3D Systems Corp	133
1,804		Adtran, Inc	34
1,059	*	Agilysys, Inc	10
548		Alliance Fiber Optic Products, Inc	10
13,162		Amphenol Corp (Class A)	776
1,193		Anixter International, Inc	91
257,250		Apple, Inc	32,009
654	*,e	Applied Optoelectronics, Inc	9
233	*	Arista Networks, Inc	16
5,392	*	ARRIS Group, Inc	156
4,051	*	Arrow Electronics, Inc	248
3,825	*	Aruba Networks, Inc	94
5,645		Avnet, Inc	251
2,062		AVX Corp	29
653		Badger Meter, Inc	39
674		Bel Fuse, Inc (Class B)	13
1,931		Belden CDT, Inc	181
2,361	*	Benchmark Electronics, Inc	57
755		Black Box Corp	16
19,255		Brocade Communications Systems, Inc	228
1,369	*	CalAmp Corp	22
1,907	*	Calix Networks, Inc	16
3,844		CDW Corp	143
1,874		Checkpoint Systems, Inc	20
4,653	*	Ciena Corp	90

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

218,647		Cisco Systems, Inc	$6,018
522	*,e	Clearfield, Inc	8
3,781	*	Cognex Corp	188
1,087	*	Coherent, Inc	71
2,354	*	CommScope Holding Co, Inc	67
784		Comtech Telecommunications Corp	23
490	*	Control4 Corp	6
56,051		Corning, Inc	1,271
1,943	*	Cray, Inc	55
1,679		CTS Corp	30
937	*,e	CUI Global, Inc	6
2,087		Daktronics, Inc	23
2,455		Diebold, Inc	87
1,490	*	Digi International, Inc	15
2,076		Dolby Laboratories, Inc (Class A)	79
2,718	*	Dot Hill Systems Corp	14
68	*	DTS, Inc	2
789	*	Eastman Kodak Co	15
1,847	*	EchoStar Corp (Class A)	96
1,000		Electro Rent Corp	11
1,074		Electro Scientific Industries, Inc	7
2,122	*	Electronics for Imaging, Inc	89
87,419		EMC Corp	2,234
3,637	*	Emulex Corp	29
4,537	*	Extreme Networks, Inc	14
3,021	*	F5 Networks, Inc	347
1,548	*	Fabrinet	29
851	*	FARO Technologies, Inc	53
1,866		FEI Co	142
4,415	*,e	Finisar Corp	94
5,847		Flir Systems, Inc	183
1,328	*	GSI Group, Inc	18
5,307	*	Harmonic, Inc	39
4,381		Harris Corp	345
81,162		Hewlett-Packard Co	2,529
1,305	*	Immersion Corp	12
5,305	*	Infinera Corp	104
6,446	*	Ingram Micro, Inc (Class A)	162
1,984	*	Insight Enterprises, Inc	57
1,493		InterDigital, Inc	76
1,027	*	Intevac, Inc	6
3,133	*,e	InvenSense, Inc	48
1,522	*,e	IPG Photonics Corp	141
1,761	*	Itron, Inc	64
2,593	*	Ixia	31
8,999		Jabil Circuit, Inc	210
9,380	*	JDS Uniphase Corp	123
17,428		Juniper Networks, Inc	394
2,177	*	Kemet Corp	9
6,767	*	Keysight Technologies, Inc	251
1,302	*	Kimball Electronics, Inc	18
3,773	*,e	Knowles Corp	73
758	*	KVH Industries, Inc	11
2,730		Lexmark International, Inc (Class A)	116
1,051		Littelfuse, Inc	104
1,385	*,e	Maxwell Technologies, Inc	11
1,540	*	Mercury Computer Systems, Inc	24
126		Mesa Laboratories, Inc	9
1,672		Methode Electronics, Inc	79
8,374		Motorola, Inc	558
731		MTS Systems Corp	55
555	*	Multi-Fineline Electronix, Inc	10
4,414		National Instruments Corp	141
7,408	*	NCR Corp	219

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,947		NetApp, Inc	$459
1,274	*	Netgear, Inc	42
1,913	*	Newport Corp	36
630	*,e	Nimble Storage, Inc	14
496	*	Numerex Corp	6
4,246	*,e	Oclaro, Inc	8
970	*	OSI Systems, Inc	72
2,290	*	Palo Alto Networks, Inc	335
1,164		Park Electrochemical Corp	25
3,576	*,e	Parkervision, Inc	3
430		PC Connection, Inc	11
1,599		Plantronics, Inc	85
1,613	*	Plexus Corp	66
6,111	*	Polycom, Inc	82
950	*	Procera Networks, Inc	9
4,059	*	QLogic Corp	60
72,276		Qualcomm, Inc	5,012
11,444	*	Quantum Corp	18
1,970	*	RealD, Inc	25
7,292	*	Riverbed Technology, Inc	152
1,445	*	Rofin-Sinar Technologies, Inc	35
790	*	Rogers Corp	65
2,837	*	Ruckus Wireless, Inc	37
9,127		SanDisk Corp	581
3,808	*	Sanmina Corp	92
1,187	*	Scansource, Inc	48
2,605	*	ShoreTel, Inc	18
1,782	*,e	Silicon Graphics International Corp	16
2,205	*	Sonus Networks, Inc	17
1,764	*	Speed Commerce, Inc	1
2,178	*,e	Stratasys Ltd	115
1,355	*	Super Micro Computer, Inc	45
1,586	*,e	Synaptics, Inc	129
1,254		SYNNEX Corp	97
1,618	*	Tech Data Corp	93
247		Tessco Technologies, Inc	6
10,738	*	Trimble Navigation Ltd	271
2,608	*	TTM Technologies, Inc	24
1,309	e	Ubiquiti Networks, Inc	39
1,939	*,e	Universal Display Corp	91
1,815	*	Viasat, Inc	108
128	*	Viasystems Group, Inc	2
3,529	*,e	Violin Memory, Inc	13
5,324		Vishay Intertechnology, Inc	74
654	*	Vishay Precision Group, Inc	10
9,437		Western Digital Corp	859
1,994	*	Zebra Technologies Corp (Class A)	181

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	61,631

TELECOMMUNICATION SERVICES - 2.0%
3,853	*	8x8, Inc	32
220,129		AT&T, Inc	7,187
490		Atlantic Tele-Network, Inc	34
769	*	Boingo Wireless, Inc	6
24,255		CenturyTel, Inc	838
10,048	*	Cincinnati Bell, Inc	35
2,196		Cogent Communications Group, Inc	78
2,274		Consolidated Communications Holdings, Inc	46
1,092	*	Fairpoint Communications, Inc	19
42,559		Frontier Communications Corp	300
1,464	*	General Communication, Inc (Class A)	23
12,052	*,e	Globalstar, Inc	40
460	*	Hawaiian Telcom Holdco, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

609		IDT Corp (Class B)	$11
2,355	*,e	inContact, Inc	26
1,751		Inteliquent, Inc	28
1,183	*,e	Intelsat S.A.	14
2,990	*,e	Iridium Communications, Inc	29
11,794	*	Level 3 Communications, Inc	635
757		Lumos Networks Corp	12
757		NTELOS Holdings Corp	4
1,760	*	Orbcomm, Inc	10
2,509	*	Premiere Global Services, Inc	24
1,251	*	RingCentral, Inc	19
5,457	*	SBA Communications Corp (Class A)	639
1,093		Shenandoah Telecom Co	34
1,177		Spok Holdings, Inc	23
32,103	*	Sprint Corp	152
3,516		Telephone & Data Systems, Inc	87
11,712	*	T-Mobile US, Inc	371
580		US Cellular Corp	21
176,575		Verizon Communications, Inc	8,587
7,062	*	Vonage Holdings Corp	35
27,433	e	Windstream Holdings, Inc	203
996	*	Zayo Group Holdings, Inc	28

		TOTAL TELECOMMUNICATION SERVICES	19,642

TRANSPORTATION - 2.4%
2,669	*	Air Transport Services Group, Inc	25
5,896		Alaska Air Group, Inc	390
482		Allegiant Travel Co	93
250		Amerco, Inc	83
30,802		American Airlines Group, Inc	1,626
1,342		Arkansas Best Corp	51
1,180	*	Atlas Air Worldwide Holdings, Inc	51
4,667	*	Avis Budget Group, Inc	275
2,213	e	Baltic Trading Ltd	3
988		Celadon Group, Inc	27
6,281	e	CH Robinson Worldwide, Inc	460
2,582		Con-Way, Inc	114
1,347	e	Copa Holdings S.A. (Class A)	136
43,005		CSX Corp	1,424
36,197		Delta Air Lines, Inc	1,627
812	*	Echo Global Logistics, Inc	22
8,248		Expeditors International of Washington, Inc	397
12,660		FedEx Corp	2,095
1,381		Forward Air Corp	75
2,296	*	Genesee & Wyoming, Inc (Class A)	221
2,009	*,e	Hawaiian Holdings, Inc	44
2,401		Heartland Express, Inc	57
18,909	*	Hertz Global Holdings, Inc	410
1,702	*	Hub Group, Inc (Class A)	67
374		International Shipholding Corp	4
3,785		J.B. Hunt Transport Services, Inc	323
9,209	*	JetBlue Airways Corp	177
4,564		Kansas City Southern Industries, Inc	466
2,515	*	Kirby Corp	189
2,626		Knight Transportation, Inc	85
1,449	e	Knightsbridge Tankers Ltd	7
2,003		Landstar System, Inc	133
1,041		Marten Transport Ltd	24
1,942		Matson, Inc	82
2,759		Navios Maritime Holdings, Inc	12
13,123		Norfolk Southern Corp	1,351
2,771	*	Old Dominion Freight Line	214
421		Park-Ohio Holdings Corp	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

103	*	Patriot Transportation Holding, Inc	$3
1,212	*	Quality Distribution, Inc	12
2,007	*	Republic Airways Holdings, Inc	28
1,220	*	Roadrunner Transportation Services Holdings, Inc	31
2,384		Ryder System, Inc	226
1,350	*	Saia, Inc	60
5,390	*,e	Scorpio Bulkers, Inc	13
2,348		Skywest, Inc	34
29,788		Southwest Airlines Co	1,320
3,208	*	Spirit Airlines, Inc	248
3,842	*	Swift Transportation Co, Inc	100
16,138	*	UAL Corp	1,085
38,753		Union Pacific Corp	4,197
30,329		United Parcel Service, Inc (Class B)	2,940
200		Universal Truckload Services, Inc	5
1,762		UTI Worldwide, Inc	22
606	*	Virgin America, Inc	18
1,553		Werner Enterprises, Inc	49
996	*	Wesco Aircraft Holdings, Inc	15
2,305	*,e	XPO Logistics, Inc	105
1,384	*	YRC Worldwide, Inc	25

		TOTAL TRANSPORTATION	23,398

UTILITIES - 3.0%
1,364		Abengoa Yield plc	46
28,400		AES Corp	365
5,260		AGL Resources, Inc	261
1,847		Allete, Inc	97
4,814		Alliant Energy Corp	303
10,710		Ameren Corp	452
20,847		American Electric Power Co, Inc	1,173
1,754		American States Water Co	70
7,523		American Water Works Co, Inc	408
7,726		Aqua America, Inc	204
366		Artesian Resources Corp	8
5,498	e	Atlantic Power Corp	15
4,152		Atmos Energy Corp	230
2,754		Avista Corp	94
1,970		Black Hills Corp	99
2,026		California Water Service Group	50
16,847	*	Calpine Corp	385
18,951		Centerpoint Energy, Inc	387
670		Chesapeake Utilities Corp	34
2,347		Cleco Corp	128
11,966		CMS Energy Corp	418
518		Connecticut Water Service, Inc	19
12,543		Consolidated Edison, Inc	765
24,669		Dominion Resources, Inc	1,748
7,442		DTE Energy Co	601
30,129		Duke Energy Corp	2,313
4,582	*	Dynegy, Inc	144
13,949		Edison International	871
1,646		El Paso Electric Co	64
1,919		Empire District Electric Co	48
7,717		Entergy Corp	598
13,579		Eversource Energy	686
36,643		Exelon Corp	1,232
18,543		FirstEnergy Corp	650
6,564		Great Plains Energy, Inc	175
4,472		Hawaiian Electric Industries, Inc	144
2,116		Idacorp, Inc	133
3,350		Integrys Energy Group, Inc	241
6,906		ITC Holdings Corp	258

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,419		Laclede Group, Inc	$73
8,599		MDU Resources Group, Inc	184
1,530		MGE Energy, Inc	68
813		Middlesex Water Co	19
3,367		National Fuel Gas Co	203
3,376		New Jersey Resources Corp	105
18,436		NextEra Energy, Inc	1,918
13,439		NiSource, Inc	593
939		Northwest Natural Gas Co	45
1,761		NorthWestern Corp	95
14,883		NRG Energy, Inc	375
1,290	e	NRG Yield, Inc	65
8,673		OGE Energy Corp	274
2,332	e	ONE Gas, Inc	101
919	e	Ormat Technologies, Inc	35
1,620		Otter Tail Corp	52
1,740		Pattern Energy Group, Inc	49
11,070		Pepco Holdings, Inc	297
19,592		PG&E Corp	1,040
3,527		Piedmont Natural Gas Co, Inc	130
4,744		Pinnacle West Capital Corp	302
3,642		PNM Resources, Inc	106
3,464		Portland General Electric Co	128
28,008		PPL Corp	943
21,373		Public Service Enterprise Group, Inc	896
7,671		Questar Corp	183
6,017		SCANA Corp	331
10,414		Sempra Energy	1,135
678		SJW Corp	21
1,243		South Jersey Industries, Inc	67
38,165		Southern Co	1,690
2,114		Southwest Gas Corp	123
9,633		TECO Energy, Inc	187
817		TerraForm Power, Inc	30
7,617		UGI Corp	248
2,315		UIL Holdings Corp	119
597		Unitil Corp	21
3,477		Vectren Corp	153
5,819		Westar Energy, Inc	226
2,373		WGL Holdings, Inc	134
9,962		Wisconsin Energy Corp	493
21,678		Xcel Energy, Inc	755
672		York Water Co	16

		TOTAL UTILITIES	29,945

		TOTAL COMMON STOCKS (Cost $473,746)	985,007

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
711	m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	*,m	Forest Laboratories, Inc CVR	1
512	*,m	Furiex Pharmaceuticals, Inc	5
244	*,m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6

SOFTWARE & SERVICES - 0.0%
1,221	*,m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	$6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS (Cost $12)	12

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
25,105,113	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	25,105

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	25,105

		TOTAL SHORT-TERM INVESTMENTS (Cost $25,105)	25,105

		TOTAL INVESTMENTS - 102.4% (Cost $498,863)	1,010,124
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(24,095)

		NET ASSETS - 100.0%	$986,029

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depository Receipt

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,291,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, amongst other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Accounts expect to adopt the Update for the June 30, 2015 semiannual report.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value is valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2015, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of March 31, 2015, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity Investments:
Health care	$143,176	$—	$6	$143,182
Telecommunication services	19,642	—	6	19,648
All other equity investments*	822,189	—	—	822,189
Short-term investments	25,105	—	—	25,105
Futures**	3	—	—	3
Total	$1,010,115	$—	$12	$1,010,127

*	For detailed categories, see the accompanying Schedule of investments.

**	Derivative instruments, excluding purchased options, are not reflected in the Schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

At March 31, 2015, the Account held the following open futures contracts (dollar amounts are in thousands):

Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
S&P 500 Index E-mini	10	$1,030	June 2015	$3

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $511,261,000, consisting of gross unrealized appreciation of $542,079,000 and gross unrealized depreciation of $(30,818,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date: May 19, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer